UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

Spartan®
Michigan Municipal Income
Fund

and

Fidelity®
Michigan Municipal Money
Market Fund

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Spartan Michigan Municipal Income Fund

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan MI Municipal Income Fund	3.90%	7.06%	6.54%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Michigan Municipal Income Fund on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Spartan Michigan Municipal Income Fund

Comments from Doug McGinley, Portfolio Manager of Spartan® Michigan Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. While munis typically don't react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

The fund was up 3.90% during the past year, while the LipperSM Michigan Municipal Debt Funds Average rose 3.30% and the Lehman Brothers Michigan Enhanced Municipal Bond Index returned 4.13%. Michigan munis performed in line with most state muni markets, although continued low interest rates muted bond returns during the past year. Likely aiding the fund's outperformance of its Lipper peer group average was its large weighting in health care bonds, as well as security selection within that group. Health care bonds were helped by the ability of many Michigan hospitals to pass along price increases and enjoy decent reimbursement payments. In terms of security selection, Fidelity's credit analysis was valuable in positioning the fund in some of the better-performing hospitals and avoiding those that suffered the most. Also contributing to performance was the prerefunding of some of the fund's holdings, a process that generally boosted the prices of these securities. In addition, I continued to avoid positioning the fund to benefit from a specific interest rate outlook during the period, a strategy that helped performance given the volatility that characterized the past 12 months. In contrast, my decision to limit the fund's stake in lower-quality investment-grade muni bonds detracted from performance, as they generally outpaced higher-quality securities due to strong demand and improving business prospects for many of the sectors that dominate the group.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Spartan Michigan Municipal Income Fund
Actual	$ 1,000.00	$ 1,048.40	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.67	$ 2.49
Fidelity Michigan Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,004.70	$ 2.82
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.85

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Michigan Municipal Income Fund	.49%
Fidelity Michigan Municipal Money Market Fund	.56%

Annual Report

Spartan Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	50.7	49.2
Water & Sewer	11.6	11.1
Escrowed/Pre-Refunded	10.4	10.3
Health Care	8.6	9.1
Special Tax	5.7	5.7
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	12.2	12.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	6.5	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 65.9%	AAA 68.7%
AA,A 31.0%	AA,A 28.5%
BBB 0.9%	BBB 1.0%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Michigan Municipal Income Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value (Note 1)
Michigan - 97.1%
Anchor Bay School District 2000 School Bldg. & Site Series III, 5.25% 5/1/31	$ 9,300,000	$ 9,723,894
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	3,106,000	4,121,289
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,121,595
Birmingham County School District Series II, 5.25% 11/1/19	1,200,000	1,307,712
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	6,524,500
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,174,563
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,516,700
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,100,000	1,212,827
5.5% 5/1/26 (FGIC Insured)	3,000,000	3,238,980
Carman-Ainsworth Cmnty. School District:
5.5% 5/1/14 (FGIC Insured)	1,755,000	1,989,591
5.5% 5/1/15 (FGIC Insured)	1,850,000	2,094,737
5.5% 5/1/16 (FGIC Insured)	1,000,000	1,122,660
5.5% 5/1/17 (FGIC Insured)	2,060,000	2,307,035
5.5% 5/1/20 (FGIC Insured)	2,000,000	2,223,540
Chippewa Valley Schools:
Series I, 5.375% 5/1/17	1,000,000	1,100,110
5.5% 5/1/17	1,125,000	1,262,216
Clarkston Cmnty. Schools:
5.375% 5/1/21	1,950,000	2,176,103
5.375% 5/1/22	1,150,000	1,278,996
Clintondale Cmnty. Schools 5.5% 5/1/15	2,205,000	2,261,183
Constantine Pub. Schools:
5% 5/1/25	2,250,000	2,352,038
5.5% 5/1/18	1,220,000	1,376,733
5.5% 5/1/19	1,245,000	1,410,398
5.5% 5/1/20	1,245,000	1,406,763
5.5% 5/1/21	1,250,000	1,405,150
Crawford Ausable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18	1,100,000	1,228,183
Detroit City School District:
Series A:
5.5% 5/1/11 (FSA Insured)	2,000,000	2,264,980
5.5% 5/1/16 (FSA Insured)	1,500,000	1,678,860
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit City School District: - continued
Series A:
5.5% 5/1/17 (FGIC Insured)	$ 2,900,000	$ 3,244,375
5.5% 5/1/18 (FGIC Insured)	2,000,000	2,220,940
5.5% 5/1/18 (FSA Insured)	1,000,000	1,109,060
5.5% 5/1/20 (FSA Insured)	3,000,000	3,329,220
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,427,003
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/10 (MBIA Insured)	4,000,000	4,418,520
5% 9/30/11 (MBIA Insured)	3,000,000	3,320,910
5% 9/30/12 (MBIA Insured)	3,000,000	3,326,100
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	4,988,677
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,572,757
Series A, 5% 4/1/09 (FSA Insured) (a)	3,000,000	3,253,200
Series B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,200,980
5.5% 4/1/17 (MBIA Insured)	2,615,000	2,899,512
5.5% 4/1/19 (MBIA Insured)	1,500,000	1,679,235
5.5% 4/1/20 (MBIA Insured)	1,250,000	1,394,888
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	10,905,400
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,591,744
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,285,622
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	6,390,000	6,675,377
Series A:
5.5% 7/1/15 (FGIC Insured)	3,675,000	4,048,564
5.75% 7/1/11 (MBIA Insured)	3,025,000	3,479,476
5.875% 7/1/29 (Pre-Refunded to 1/1/10 @ 101) (d)	3,085,000	3,553,797
Series B, 5.5% 7/1/33 (FGIC Insured)	10,000,000	10,897,200
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,421,475
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,107,920
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27	1,170,000	1,246,366
5.375% 5/1/19	1,000,000	1,092,310
East China School District 5.5% 5/1/17	1,775,000	1,972,771
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	$ 1,425,000	$ 1,548,776
5% 5/1/17 (FSA Insured)	1,985,000	2,142,907
5.5% 5/1/17	1,690,000	1,871,033
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,446,689
5.625% 6/1/30 (FGIC Insured)	1,250,000	1,369,425
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	430,000	455,830
Flushing Cmnty. Schools 5.25% 5/1/18	1,030,000	1,131,795
Gibraltar School District:
5.5% 5/1/18	1,200,000	1,354,164
5.5% 5/1/21	1,200,000	1,348,944
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,127,500
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,503,320
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	2,000,000	2,279,440
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,540,980
Howell Pub. Schools:
0% 5/1/10 (AMBAC Insured)	1,130,000	941,426
5% 5/1/11	2,250,000	2,480,063
Huron School District 5.625% 5/1/16 (FSA Insured)	1,050,000	1,170,467
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,082,800
0% 5/1/11 (FGIC Insured)	5,830,000	4,635,375
0% 5/1/12 (FGIC Insured)	1,420,000	1,070,964
5.25% 5/1/16	2,450,000	2,719,745
5.5% 5/1/18	2,525,000	2,809,542
Imlay City Cmnty. School District (School Bldg. and Site Proj.) 0% 5/1/06 (FGIC Insured)	1,375,000	1,332,650
Ingham, Eaton and Clinton Counties Lansing School District:
5% 5/1/19	4,450,000	4,768,131
5% 5/1/20	1,000,000	1,066,690
Jonesville Cmnty. Schools 5.75% 5/1/17 (FGIC Insured)	1,150,000	1,278,237
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,395,726
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,587,416
5.375% 1/15/12	2,505,000	2,674,864
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
L'Anse Creuse Pub. Schools:
5.375% 5/1/18	$ 1,000,000	$ 1,116,410
5.375% 5/1/20	1,000,000	1,118,570
Lake Orion Cmnty. School District 5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,150,000	1,215,711
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,253,690
Lansing Cmnty. College 5.5% 5/1/14 (FGIC Insured)	3,400,000	3,842,748
Lansing Swr. Disp. Sys. Rev. 5% 5/1/11 (FGIC Insured)	1,050,000	1,159,253
Lawton Cmnty. Schools 5.5% 5/1/19	1,050,000	1,166,991
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,156,507
Livonia Pub. School District 5.875% 5/1/25 (Pre-Refunded to 5/1/10 @ 100) (d)	7,000,000	8,031,030
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series D, 5.875% 4/1/11 (Pre-Refunded to 4/1/06 @ 102) (d)	2,750,000	2,930,153
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series I, 5.25% 10/15/11 (FSA Insured)	3,000,000	3,368,040
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,102,540
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,650,422
5.25% 5/15/16 (FSA Insured)	3,850,000	4,249,553
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	3,000,000	3,370,530
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,015,000	2,346,568
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,184,560
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	10,000,000	11,566,385
6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	3,070,000	3,568,261
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	496,350
5.5% 3/1/14	1,300,000	1,412,255
5.5% 3/1/15	1,985,000	2,139,810
(Daughters of Charity Health Sys. Proj.) 5.5% 11/1/05 (Escrowed to Maturity) (d)	520,000	534,711
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,086,710
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,180,740
Series A, 6% 11/15/19	1,945,000	2,071,756
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(McLaren Oblig. Group Proj.) Series A, 5.375% 10/15/13	$ 9,250,000	$ 9,371,730
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,607,175
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,301,545
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,555,032
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,209,609
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,352,854
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,611,200
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,200,940
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,311,370
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,953,487
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	619,220
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,495,270
5.625% 11/15/31	4,500,000	4,671,765
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,686,750
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/07 (FGIC Insured)	5,340,000	4,935,442
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,016,020
Series CA:
0% 6/15/07 (FSA Insured)	5,165,000	4,838,417
0% 6/15/13 (FSA Insured)	3,850,000	2,760,142
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	986,007
7.5% 11/1/09 (AMBAC Insured)	20,000	20,081
Series C:
5% 5/1/10	5,500,000	6,039,990
5% 5/1/11	2,075,000	2,284,658
5% 10/1/23	5,000,000	5,232,350
5.375% 10/1/19	1,980,000	2,206,948
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	2,000,000	2,194,020
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (b)(c)	$ 3,000,000	$ 3,031,500
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,059,750
Series AA, 6.4% 9/1/25 (MBIA Insured)	5,000,000	5,234,650
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,519,462
7% 5/1/21 (AMBAC Insured)	8,520,000	11,269,148
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (b)(c)	2,080,000	2,098,741
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,833,505
5.5% 11/1/16	3,000,000	3,475,680
5.25% 10/1/16 (FSA Insured)	3,000,000	3,325,170
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,614,627
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,118,897
5.5% 5/1/17	1,005,000	1,116,977
5.5% 5/1/19	1,090,000	1,207,971
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,534,841
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,382,100
5.5% 5/1/16	1,000,000	1,113,330
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	2,075,000	2,315,742
5.625% 11/1/30 (MBIA Insured)	1,550,000	1,695,576
New Haven Cmnty. Schools 5.25% 5/1/18	1,175,000	1,285,133
Oakland Univ. Rev. 5% 5/15/12 (AMBAC Insured)	1,020,000	1,126,151
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,885,500
0% 5/1/13 (MBIA Insured)	1,700,000	1,224,646
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18	1,515,000	1,625,277
Paw Paw Pub. School District 5.25% 5/1/25	4,100,000	4,340,834
Pinckney Cmnty. Schools Livingston & Washtenaw Counties:
5.5% 5/1/10 (Pre-Refunded to 5/1/07 @ 100) (d)	2,175,000	2,333,993
5.5% 5/1/11 (Pre-Refunded to 5/1/07 @ 100) (d)	2,350,000	2,521,785
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Plainwell Cmnty. School District:
5.5% 5/1/14	$ 1,000,000	$ 1,132,850
5.5% 5/1/16	1,000,000	1,129,200
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,797,191
5.25% 5/1/16	1,175,000	1,301,865
5.25% 5/1/17	2,125,000	2,348,359
5.25% 5/1/18	2,175,000	2,378,863
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (MBIA Insured)	2,140,000	2,301,934
River Rouge School District 5% 5/1/19 (FGIC Insured)	7,690,000	8,196,387
Riverview Cmnty. School District:
5% 5/1/14	905,000	1,000,007
5% 5/1/15	955,000	1,044,990
5% 5/1/17	1,000,000	1,086,040
5% 5/1/18	1,000,000	1,080,360
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16	1,125,000	1,252,496
5% 5/1/19 (MBIA Insured)	1,000,000	1,108,170
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,087,580
5.5% 1/1/14	4,000,000	4,137,680
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,494,512
5% 4/1/19 (AMBAC Insured)	1,475,000	1,586,731
Saint Joseph School District 5.5% 5/1/18	1,065,000	1,185,015
South Haven Pub. Schools:
5% 5/1/21 (FSA Insured)	1,450,000	1,538,001
5% 5/1/22 (FSA Insured)	1,350,000	1,426,086
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,112,290
Southfield Library Bldg. Auth. 5.5% 5/1/21 (MBIA Insured)	1,425,000	1,562,228
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,134,757
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,130,134
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Southfield Pub. Schools: - continued
Series A:
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025,000	$ 1,135,536
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,136,305
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	3,071,344
5.25% 5/1/25 (FSA Insured)	2,000,000	2,158,900
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	4,900,000	4,974,284
Stockbridge Cmnty. Schools 5.625% 5/1/26	1,415,000	1,546,850
Sturgis Pub. School District 5.625% 5/1/30	3,000,000	3,267,420
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities:
5% 10/1/21 (MBIA Insured)	1,735,000	1,844,687
5% 10/1/23 (MBIA Insured)	1,920,000	2,026,944
Tecumseh Pub. Schools 5.5% 5/1/30 (FGIC Insured)	1,250,000	1,341,488
Troy School District 5% 5/1/15	2,135,000	2,336,181
Utica Cmnty. Schools:
5% 5/1/17	3,000,000	3,244,170
5.25% 5/1/15	725,000	810,884
5.375% 5/1/16	2,250,000	2,528,010
5.5% 5/1/17	1,000,000	1,135,530
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,603,213
Waverly Cmnty. School District:
5% 5/1/11 (FSA Insured) (a)	1,000,000	1,104,050
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,141,160
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (d)	1,000,000	1,141,160
Wayne Charter County Arpt. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series A, 5.25% 12/1/12 (MBIA Insured) (c)	2,500,000	2,676,375
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,104,310
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	3,000,000	3,292,980
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	899,623
Whitehall District Schools 5.5% 5/1/15	1,000,000	1,115,890
Willow Run Cmnty. Schools County of Washtenaw 5.5% 5/1/16	1,630,000	1,807,523
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Woodhaven-Brownstown School District County of Wayne:
5.375% 5/1/16	$ 1,710,000	$ 1,900,272
5.375% 5/1/18 (FSA Insured)	1,875,000	2,062,106
Wyandotte City School District 5.375% 5/1/20	1,050,000	1,167,548
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,819,665
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,830,370
Zeeland Pub. Schools 5.25% 5/1/16 (MBIA Insured)	1,050,000	1,170,267
		543,701,667
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,613,450
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	900,000	983,322
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,144,100
		4,740,872
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $518,696,234)		548,442,539
NET OTHER ASSETS - 2.0%		11,440,826
NET ASSETS - 100%		$ 559,883,365
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	50.7%
Water & Sewer	11.6%
Escrowed/Pre-Refunded	10.4%
Health Care	8.6%
Special Tax	5.7%
Electric Utilities	5.1%
Others* (individually less than 5%)	7.9%
100.0%
*Includes net other assets
Income Tax Information
The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $5,726,000 or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $518,696,234) - See accompanying schedule		$ 548,442,539
Cash		12,523,196
Receivable for fund shares sold		99,567
Interest receivable		5,891,718
Prepaid expenses		2,146
Other affiliated receivables		15
Other receivables		13,650
Total assets		566,972,831

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,363,000
Payable for fund shares redeemed	844,074
Distributions payable	612,578
Accrued management fee	174,129
Other affiliated payables	51,000
Other payables and accrued expenses	44,685
Total liabilities		7,089,466

Net Assets		$ 559,883,365
Net Assets consist of:
Paid in capital		$ 528,325,162
Undistributed net investment income		106,864
Accumulated undistributed net realized gain (loss) on investments		1,705,034
Net unrealized appreciation (depreciation) on investments		29,746,305
Net Assets, for 46,249,207 shares outstanding		$ 559,883,365
Net Asset Value, offering price and redemption price per share ($559,883,365 ÷ 46,249,207 shares)		$ 12.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 25,274,775

Expenses
Management fee	$ 2,095,551
Transfer agent fees	441,643
Accounting fees and expenses	136,462
Non-interested trustees' compensation	3,187
Custodian fees and expenses	9,773
Registration fees	27,927
Audit	42,128
Legal	6,114
Miscellaneous	16,348
Total expenses before reductions	2,779,133
Expense reductions	(89,297)	2,689,836
Net investment income		22,584,939
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,019,576
Change in net unrealized appreciation (depreciation) on investment securities		(7,701,308)
Net gain (loss)		(1,681,732)
Net increase (decrease) in net assets resulting from operations		$ 20,903,207

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,584,939	$ 24,192,521
Net realized gain (loss)	6,019,576	9,472,392
Change in net unrealized appreciation (depreciation)	(7,701,308)	(1,715,675)
Net increase (decrease) in net assets resulting from operations	20,903,207	31,949,238
Distributions to shareholders from net investment income	(22,507,564)	(24,202,901)
Distributions to shareholders from net realized gain	(3,899,782)	-
Total distributions	(26,407,346)	(24,202,901)
Share transactions Proceeds from sales of shares	72,884,467	83,885,105
Reinvestment of distributions	18,252,560	16,889,514
Cost of shares redeemed	(87,145,890)	(119,376,217)
Net increase (decrease) in net assets resulting from share transactions	3,991,137	(18,601,598)
Redemption fees	2,127	7,727
Total increase (decrease) in net assets	(1,510,875)	(10,847,534)

Net Assets
Beginning of period	561,394,240	572,241,774
End of period (including undistributed net investment income of $106,864 and undistributed net investment income of $429,486, respectively)	$ 559,883,365	$ 561,394,240
Other Information Shares
Sold	5,988,507	6,902,116
Issued in reinvestment of distributions	1,506,099	1,391,625
Redeemed	(7,198,143)	(9,851,451)
Net increase (decrease)	296,463	(1,557,710)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 12.04	$ 11.47	$ 11.48	$ 10.87
Income from Investment Operations
Net investment income B	.491	.513	.532	.552 D	.570
Net realized and unrealized gain (loss)	(.026)	.180	.568	(.010) D	.610
Total from investment operations	.465	.693	1.100	.542	1.180
Distributions from net investment income	(.490)	(.513)	(.530)	(.552)	(.570)
Distributions from net realized gain	(.085)	-	-	-	-
Total distributions	(.575)	(.513)	(.530)	(.552)	(.570)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	- B, E	-
Net asset value, end of period	$ 12.11	$ 12.22	$ 12.04	$ 11.47	$ 11.48
Total Return A	3.90%	5.87%	9.78%	4.77%	11.19%
Ratios to Average Net Assets C
Expenses before expense reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.48%	.49%	.48%	.44%	.45%
Net investment income	4.05%	4.22%	4.51%	4.76% D	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 559,883	$ 561,394	$ 572,242	$ 505,534	$ 458,910
Portfolio turnover rate	12%	23%	17%	19%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 12/31/04	% of fund's investments 6/30/04	% of fund's investments 12/31/03
0 - 30	92.5	85.4	81.2
31 - 90	0.9	7.9	1.9
91 - 180	2.7	5.7	2.6
181 - 397	3.9	1.0	14.3
Weighted Average Maturity
	12/31/04	6/30/04	12/31/03
Fidelity Michigan Municipal Money Market Fund	21 Days	20 Days	44 Days
All Tax-Free Money Market Funds Average*	33 Days	33 Days	45 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
Variable Rate Demand Notes (VRDNs) 85.7%	Variable Rate Demand Notes (VRDNs) 79.4%
Commercial Paper (including CP Mode) 3.1%	Commercial Paper (including CP Mode) 2.2%
Tender Bonds 0.9%	Tender Bonds 8.3%
Municipal Notes 2.8%	Municipal Notes 3.2%
Fidelity Municipal Cash Central Fund 3.8%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 1.4%	Other Investments 6.3%
Net Other Assets 2.3%	Net Other Assets 0.6%

Current and Historical Seven-Day Yields

	1/3/05	9/27/04	6/28/04	3/29/04	12/29/03
Fidelity Michigan Municipal Money Market Fund	1.42%	0.95%	0.57%	0.51%	0.68%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 97.7%
	Principal Amount	Value (Note 1)
Michigan - 93.0%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	$ 5,145,000	$ 5,145,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.07%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 2.09%, LOC Northern Trust Co., Chicago, VRDN (a)	5,130,000	5,130,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating VRDN Series PT 2371, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,115,000	3,115,000
Detroit City School District Participating VRDN:
ROC II R1033, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	3,675,000	3,675,000
Series AAB 04 39, 2.04% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	5,800,000	5,800,000
Series PT 2158, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	1,000,000	1,000,000
Series ROC II R4004, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,770,000	5,770,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 2.11% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,500,000	2,500,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series 2002 G, 2.07% (Liquidity Facility Bank of America NA) (a)(f)	8,520,000	8,520,000
Series Merlots 00 I, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	9,300,000	9,300,000
Series Merlots 01 A103, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	10,010,000	10,010,000
Series Merlots 01 A112, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,095,000	5,095,000
Series Merlots 04 B2, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,800,000	5,800,000
Series Merlots B41, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	2,255,000	2,255,000
Series PA 1183, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,000,000	6,000,000
Series SGB 47, 2.04% (Liquidity Facility Societe Generale) (a)(f)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Wtr. Supply Sys. Rev. Participating VRDN: - continued
Series PA 1151, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 5,405,000	$ 5,405,000
Series Putters 200, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,370,000	5,370,000
Series Putters 345, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,495,000	8,495,000
Series SG 64, 2.02% (Liquidity Facility Societe Generale) (a)(f)	3,500,000	3,500,000
Series SGB 6, 2.04% (Liquidity Facility Societe Generale) (a)(f)	9,570,000	9,570,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 2.04% (Liquidity Facility Citibank NA, New York) (a)(f)	8,200,000	8,200,000
Dickinson County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series LB 04 F14, 2.05% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	4,750,000	4,750,000
East China School District TAN 2% 3/1/05	5,200,000	5,202,601
East Lansing School District Participating VRDN Series SGA 114, 2.02% (Liquidity Facility Societe Generale) (a)(f)	6,000,000	6,000,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,020,000	6,020,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,000,000	1,000,000
Grand Rapids Economic Dev. Corp. (Cornerstone Univ. Proj.) 2.03%, LOC Nat'l. City Bank, VRDN (a)	2,000,000	2,000,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series PT 2466, 2.02% (Liquidity Facility WestLB AG) (a)(f)	5,175,000	5,175,000
Hartland Consolidated School District Participating VRDN Series MSTC 01 127 Class A, 2.02% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	6,655,000	6,655,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 2.09%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,435,000	2,435,000
Jackson Pub. Schools RAN Series B, 2.45% 5/23/05, LOC Comerica Bank, Detroit	1,500,000	1,504,798
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 2.04% (Liquidity Facility Citibank NA, New York) (a)(f)	3,195,000	3,195,000
Lowell Area Schools Bonds:
0% 5/1/15 (Pre-Refunded to 5/1/05 @ 49.0888) (e)	9,375,000	4,569,584
0% 5/1/20 (Pre-Refunded to 5/1/05 @ 33.6439) (e)	10,000,000	3,340,643
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A1, 2.3%, LOC Comerica Bank, Detroit, VRDN (a)	$ 6,000,000	$ 6,000,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series I, 5% 4/15/05	1,000,000	1,009,492
Participating VRDN:
Series EGL 01 2202, 2.04% (Liquidity Facility Citibank NA, New York) (a)(f)	3,000,000	3,000,000
Series Merlots 04 B10, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,115,000	5,115,000
Series MS 00 481X, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	2,670,000	2,670,000
Series MS 886, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	1,700,000	1,700,000
Series PT 2177, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,155,000	6,155,000
Series PT 2234, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,880,000	5,880,000
Series ROC II R 4551, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,205,000	5,205,000
Series ROC II R2064, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,755,000	2,755,000
Series ROC II R4057, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,210,000	2,210,000
Series Stars 101, 2.02% (Liquidity Facility BNP Paribas SA) (a)(f)	5,890,000	5,890,000
Michigan Gen. Oblig.:
Bonds:
(Multi-Modal Envir. Prog.) Series A, 1.95% tender 10/19/05 (Liquidity Facility DEPFA BANK PLC), CP mode	10,000,000	10,000,000
(Multi-Modal School Ln. Prog.) Series B, 2.2% tender 10/5/05, CP mode	3,250,000	3,250,000
Series 2002 D, 1.95% (FSA Insured), VRDN (a)	19,600,000	19,599,999
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN Series PA 1064, 2.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	7,420,000	7,420,000
2.03% (AMBAC Insured), VRDN (a)(d)	4,000,000	4,000,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Health Care Equip. Ln. Prog.) Series B, 1.96%, LOC Standard Fed. Bank, VRDN (a)	4,000,000	4,000,000
(United Memorial Hosp. Assoc. Proj.) Series 1999, 2.01%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	8,970,000	8,970,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Series B:
1.96%, LOC Standard Fed. Bank, VRDN (a)	$ 2,100,000	$ 2,100,000
1.96%, LOC Standard Fed. Bank, VRDN (a)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 2.03%, LOC Fannie Mae, VRDN (a)(d)	5,600,000	5,600,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2000 A, 2.02% (MBIA Insured), VRDN (a)(d)	3,400,000	3,400,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series PT 01 556, 2.07% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	3,630,000	3,630,000
Series 1999 B2, 2.05% (MBIA Insured), VRDN (a)(d)	5,700,000	5,700,000
Series 2002 A, 2.05% (MBIA Insured), VRDN (a)(d)	5,000,000	5,000,000
Series 2003 C, 2.01% (FSA Insured), VRDN (a)(d)	3,000,000	3,000,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series EGL 00 2201, 2.04% (Liquidity Facility Citibank NA, New York) (a)(f)	9,500,000	9,500,000
Series MS 718, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	12,946,000	12,946,000
Series MSTC 02 204, 2.02% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	10,395,000	10,395,000
Series TOC 04 C, 2.02% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(f)	5,900,000	5,900,000
RAN Series B1, 3% 8/19/05	10,000,000	10,086,773
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	2,055,000	2,055,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 2.03% tender 1/5/05, CP mode (d)	5,900,000	5,900,000
Participating VRDN Series MS 00 382, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	2,000,000	2,000,000
(BC&C Proj.) 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,560,000	1,560,000
(Biewer of Lansing LLC Proj.) Series 1999, 2.14%, LOC Standard Fed. Bank, VRDN (a)(d)	1,245,000	1,245,000
(Bosal Ind. Proj.) Series 1998, 2.1%, LOC Bank of New York, New York, VRDN (a)(d)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
(Conti Properties LLC Proj.) Series 1997, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,560,000	2,560,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Creative Foam Corp. Proj.) 2.13%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
(Doss Ind. Dev. Co. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,200,000	2,200,000
(Fintex LLC Proj.) Series 2000, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,020,000	2,020,000
(Future Fence Co. Proj.) 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,450,000	2,450,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 2.12%, LOC Nat'l. City Bank, VRDN (a)(d)	1,675,000	1,675,000
(HP Pelzer Automotive Sys. Sterling Heights Proj.) 2.03%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,050,000	2,050,000
(John H. Dekker & Sons Proj.) Series 1998, 2.19%, LOC Standard Fed. Bank, VRDN (a)(d)	1,110,000	1,110,000
(K&M Engineering, Inc. Proj.) 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,720,000	1,720,000
(LPB LLC Proj.) 2.13%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,800,000	2,800,000
(Majestic Ind., Inc. Proj.) 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,275,000	2,275,000
(Mans Proj.) Series 1998, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,820,000	1,820,000
(Mid-American Products, Inc. Proj.) Series 1998 2.13%, LOC Standard Fed. Bank, VRDN (a)(d)	1,635,000	1,635,000
(Orchestra Place Renewal Proj.) Series 2000, 2.03%, LOC ABN-AMRO Bank NV, VRDN (a)	5,800,000	5,800,000
(PBL Enterprises, Inc. Proj.) Series 1997, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,175,000	2,175,000
(Pioneer Laboratories, Inc. Proj.) 2.05%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,300,000	1,300,000
(S&S LLC Proj.) Series 2000, 2.18%, LOC Standard Fed. Bank, VRDN (a)(d)	2,700,000	2,700,000
(SBC Ventures LLC Proj.) 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	4,000,000	4,000,000
(TEI Invts. LLC Proj.) Series 1997, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 2.12%, LOC Nat'l. City Bank, VRDN (a)(d)	2,160,000	2,160,000
(The Monarch Press, Inc. Proj.) Series 2000, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,900,000	1,900,000
(The Spiratex Co. Proj.) Series 1994, 2.15%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Trilan LLC Proj.) 2.13%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 3,500,000	$ 3,500,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 2.25%, LOC Comerica Bank, Detroit, VRDN (a)(d)	600,000	600,000
(Vent-Rite Valve Corp. Proj.) 2.09%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	705,000	705,000
(W.H. Porter, Inc. Proj.) Series 2001, 2.15%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,550,000	3,550,000
(Windcrest Properties LLC Proj.) 2.08%, LOC Comerica Bank, Detroit, VRDN (a)(d)	4,300,000	4,300,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 2.09%, LOC JPMorgan Chase Bank, VRDN (a)	12,740,000	12,740,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.45%, VRDN (a)	2,700,000	2,700,000
2.5%, VRDN (a)	3,100,000	3,100,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 2.03%, LOC KBC Bank NV, VRDN (a)	3,195,000	3,195,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 2.14%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	11,895,000	11,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 2.09%, LOC JPMorgan Chase Bank, VRDN (a)	12,565,000	12,565,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	7,700,000	7,700,000
Wayne Charter County Arpt. Rev. Participating VRDN Series PT 2128, 2.08% (Liquidity Facility WestLB AG) (a)(d)(f)	1,260,000	1,260,000
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MS 98 56, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	7,465,000	7,465,000
Series MS 98 67, 2.03% (Liquidity Facility Morgan Stanley) (a)(f)	10,895,000	10,895,000
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Bonds Series Merlots A96, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	$ 3,895,000	$ 3,895,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 2.04%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	11,000,000	11,000,000
		565,474,890
New York - 0.9%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 2.15% (Liquidity Facility Bank of New York, New York) (a)(d)(f)	5,500,000	5,500,000
	Shares
Other - 3.8%
Fidelity Municipal Cash Central Fund, 1.99% (b)(c)	23,236,900	23,236,900
TOTAL INVESTMENT PORTFOLIO - 97.7%		594,211,790
NET OTHER ASSETS - 2.3%		13,909,411
NET ASSETS - 100%		$ 608,121,201
Total Cost for Federal Income Tax Purposes $ 594,211,790
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,700,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Bonds Series Merlots A96, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	11/2/01	$ 5,700,000
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $101,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended December 31, 2003, $113,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $594,211,790) - See accompanying schedule		$ 594,211,790
Cash		6,053,020
Receivable for fund shares sold		9,924,457
Interest receivable		2,116,548
Prepaid expenses		2,297
Other receivables		46,805
Total assets		612,354,917

Liabilities
Payable for fund shares redeemed	$ 3,900,077
Distributions payable	30,813
Accrued management fee	187,807
Other affiliated payables	86,159
Other payables and accrued expenses	28,860
Total liabilities		4,233,716

Net Assets		$ 608,121,201
Net Assets consist of:
Paid in capital		$ 607,853,254
Undistributed net investment income		5,885
Accumulated undistributed net realized gain (loss) on investments		262,062
Net Assets, for 607,619,085 shares outstanding		$ 608,121,201
Net Asset Value, offering price and redemption price per share ($608,121,201 ÷ 607,619,085 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 7,505,362

Expenses
Management fee	$ 2,218,743
Transfer agent fees	926,788
Accounting fees and expenses	84,946
Non-interested trustees' compensation	3,269
Custodian fees and expenses	10,371
Registration fees	34,940
Audit	32,444
Legal	5,523
Miscellaneous	43,852
Total expenses before reductions	3,360,876
Expense reductions	(101,864)	3,259,012
Net investment income		4,246,350
Net realized gain (loss) on investment securities		149,538
Net increase in net assets resulting from operations		$ 4,395,888

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,246,350	$ 3,565,354
Net realized gain (loss)	149,538	144,635
Net increase in net assets resulting from operations	4,395,888	3,709,989
Distributions to shareholders from net investment income	(4,272,226)	(3,565,354)
Distributions to shareholders from net realized gain	-	(115,393)
Total distributions	(4,272,226)	(3,680,747)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,467,990,554	1,271,889,015
Reinvestment of distributions	4,200,190	3,578,138
Cost of shares redeemed	(1,452,485,643)	(1,255,965,674)
Net increase (decrease) in net assets and shares resulting from share transactions	19,705,101	19,501,479
Total increase (decrease) in net assets	19,828,763	19,530,721

Net Assets
Beginning of period	588,292,438	568,761,717
End of period (including undistributed net investment income of $5,885 and $0, respectively)	$ 608,121,201	$ 588,292,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.006	.010	.023	.036
Net realized and unrealized gain (loss)C	-	-	-	-	-
Total from investment operations	.007	.006	.010	.023	.036
Distributions from net investment income	(.007)	(.006)	(.010)	(.023)	(.036)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	(.007)	(.006)	(.010)	(.023)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.73%	.63%	1.03%	2.35%	3.69%
Ratios to Average Net Assets B
Expenses before expense reductions	.57%	.56%	.56%	.56%	.57%
Expenses net of voluntary waivers, if any	.57%	.56%	.56%	.56%	.57%
Expenses net of all reductions	.55%	.55%	.52%	.52%	.57%
Net investment income	.72%	.61%	1.02%	2.32%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 608,121	$ 588,292	$ 568,762	$ 542,017	$ 507,223

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Michigan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 29,943,810
Unrealized depreciation	(205,632)
Net unrealized appreciation (depreciation)	29,738,178
Undistributed long-term capital gain	1,385,619

Cost for federal income tax purposes	$ 518,704,361

The tax character of distributions paid for the income fund was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	22,507,564	24,202,901
Long-term Capital Gains	3,899,782	-
Total	$ 26,407,346	$ 24,202,901

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $67,849,005 and $72,519,006, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Michigan Municipal Income Fund	.25%	.13%	.38%
Fidelity Michigan Municipal Money Market Fund	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.16%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Michigan Municipal Money Market Fund	$ 147,974

Annual Report

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Michigan Municipal Income Fund	$ 9,258	$ 80,039
Fidelity Michigan Municipal Money Market Fund	10,268	91,596

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Michigan Municipal Money Market (2001) and Spartan Michigan Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Trustee of Fidelity Municipal Trust and Fidelity Municipal Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust II (2001) and Fidelity Municipal Trust (2002). Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997 or 2000

Vice President of Michigan Municipal Money Market (2000) and Spartan Michigan Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Michigan Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Michigan Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Michael Widrig (41)

Year of Election or Appointment: 2004

Vice President of Michigan Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Douglas T. McGinley (39)

Year of Election or Appointment: 2004

Vice President of Spartan Michigan Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Michigan Municipal Money Market and Spartan Michigan Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present) and Fidelity Management & Research (Far East) Inc. (2001-present); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986 or 1990

Assistant Treasurer of Michigan Municipal Money Market (1990) and Spartan Michigan Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Spartan Michigan Municipal Income Fund voted to pay on February 7, 2005, to shareholders of record at the opening of business on February 4, 2005, a distribution of $.035 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2004, 100% and 100% of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 2.51% and 26.86% of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Spartan Michigan Municipal Income Fund

Proxy Voting Results

A special meeting of Spartan Michigan Municipal Income Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Proxy Voting Results

A special meeting of Fidelity Michigan Municipal Money Market Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

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*0   To speak to a Fidelity representative.

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* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

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Spartan®

Ohio Municipal Income
Fund

and

Fidelity ®
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® OH Municipal Income Fund	4.44%	7.21%	6.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Ohio Municipal Income Fund on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Spartan Ohio Municipal Income Fund

Comments from Doug McGinley, Portfolio Manager of Spartan® Ohio Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. While munis typically don't react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

For the 12 months ending December 31, 2004, the fund returned 4.44%. During the same period, the LipperSM Ohio Municipal Debt Funds Average returned 3.62% and the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index returned 4.58%. Ohio munis performed in line with most state muni markets, although continued low interest rates muted bond returns during the past year. Likely aiding the fund's outperformance of its Lipper peer group average was its slight overweighting in lower-quality investment-grade muni bonds, particularly in the health care, utility and corporate-backed sectors. Demand for these bonds generally was quite strong, as each sector was helped by advantageous developments. Security selection within each group also generally was favorable. However, I suspect performance was curtailed by not owning even more lower-quality bonds given how well they performed. I continued to avoid positioning the fund to benefit from a specific interest rate outlook during the period, a strategy that was helpful during most of the year given the uncertainty surrounding the pace of economic growth, the rate of inflation and the direction of interest rates.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Spartan Ohio Municipal Income Fund
Actual	$ 1,000.00	$ 1,056.00	$ 2.53
HypotheticalA	$ 1,000.00	$ 1,022.67	$ 2.49
Fidelity Ohio Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,004.90	$ 2.72
HypotheticalA	$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Ohio Municipal Income Fund	.49%
Fidelity Ohio Municipal Money Market Fund	.54%

Annual Report

Spartan Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.4	49.9
Education	13.9	11.6
Water & Sewer	9.1	10.9
Health Care	7.6	7.6
Escrowed/Pre-Refunded	4.2	2.0
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	14.3	14.0
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	7.1	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 57.9%	AAA 52.3%
AA,A 37.9%	AA,A 42.1%
BBB 3.0%	BBB 2.7%
BB and Below 0.0%	BB and Below 1.7%
Not Rated 0.7%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets* (0.3)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Spartan Ohio Municipal Income Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value (Note 1)
Ohio - 96.9%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	$ 2,000,000	$ 2,092,820
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,474,550
Akron Gen. Oblig. 5.5% 12/1/21	2,000,000	2,213,300
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,794,712
Avon Lake City School District 5.5% 12/1/26 (FGIC Insured)	2,205,000	2,406,868
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (FGIC Insured)	1,455,000	1,656,779
5.75% 6/1/14 (FGIC Insured)	1,190,000	1,350,150
5.75% 6/1/16 (FGIC Insured)	1,250,000	1,415,563
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	2,068,275
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	3,065,375
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	2,029,391
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	2,325,000	2,601,629
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured) (a)	1,915,000	2,115,711
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,661,310
5.25% 12/1/17 (FSA Insured)	2,000,000	2,207,760
Cincinnati Gen. Oblig.:
(Police & Firemen's Disability Proj.) 6% 12/1/35	5,000,000	5,721,700
5.375% 12/1/20	2,000,000	2,198,440
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (c)	4,000,000	4,016,600
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,222,840
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA Insured) (c)	1,500,000	1,614,900
Cleveland Gen. Oblig.:
5.25% 12/1/17 (FGIC Insured)	1,355,000	1,468,115
5.5% 9/1/16 (AMBAC Insured)	2,000,000	2,136,720
Cleveland Muni. School District:
5% 12/1/19 (FGIC Insured)	1,000,000	1,067,870
5.25% 12/1/17 (FSA Insured)	2,215,000	2,455,837
5.25% 12/1/19 (FSA Insured)	1,000,000	1,109,560
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	$ 2,685,000	$ 2,185,859
0% 11/15/11 (MBIA Insured)	2,685,000	2,085,037
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,660,665
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,755,540
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	47,348
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,656
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (d)	25,000	27,150
Columbus City School District 5.25% 12/1/25 (FSA Insured)	3,780,000	4,127,609
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,626,868
0% 10/1/11 (MBIA Insured)	2,400,000	1,885,824
0% 10/1/12 (MBIA Insured)	1,505,000	1,128,073
5.75% 12/1/11	3,600,000	4,100,688
5.75% 12/1/12	1,950,000	2,199,912
5.75% 12/1/13	2,210,000	2,509,720
5.75% 12/1/14	1,460,000	1,655,479
Dublin Gen. Oblig. Series 2000 B, 6% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (d)	3,140,000	3,659,168
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,419,861
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	2,200,000	2,469,852
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,272,530
Franklin County Gen. Oblig.:
5.375% 12/1/20	2,000,000	2,193,020
5.5% 12/1/15	1,225,000	1,305,336
5.5% 12/1/16	1,290,000	1,374,598
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	1,000,000	1,039,210
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,266,877
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,669,804
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,215,310
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	$ 775,000	$ 665,159
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,160,355
5% 12/1/18 (FGIC Insured)	1,075,000	1,160,291
5% 12/1/19 (FGIC Insured)	2,190,000	2,353,067
5% 12/1/19 (FGIC Insured)	1,130,000	1,214,140
Hamilton County Gen. Oblig.:
5.25% 12/1/16	1,900,000	2,035,470
5.25% 12/1/17	2,005,000	2,144,488
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	2,044,392
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,843,603
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,965,426
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,745,000	5,010,625
Hamilton County Swr. Sys. Rev. (Metropolitan Swr. District Proj.) Series A, 5.75% 12/1/25 (MBIA Insured)	6,000,000	6,756,540
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,089,670
Hilliard School District:
Series A, 5% 12/1/20 (FGIC Insured)	1,000,000	1,033,880
0% 12/1/11 (FGIC Insured)	3,720,000	2,901,712
5.75% 12/1/28 (FGIC Insured)	3,005,000	3,365,089
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,501,682
Kings Local School District 6.1% 12/1/25	6,800,000	7,897,656
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,780,000	3,114,156
Lakewood City School District 5.25% 12/1/15 (FSA Insured)	1,000,000	1,128,420
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,090,380
5.5% 2/15/11	1,875,000	2,052,638
5.5% 2/15/12	1,000,000	1,097,840
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (FGIC Insured)	2,400,000	2,636,544
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,304,962
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	$ 5,000,000	$ 5,362,600
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,235,720
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,337,400
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1% 5/15/06	1,000,000	1,033,940
Medina City School District 5.25% 12/1/28 (FGIC Insured)	11,175,000	11,723,916
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,265,910
5% 12/1/19 (FGIC Insured)	1,110,000	1,193,294
Milford Exempt Villlage School District 5.125% 12/1/30 (FSA Insured)	5,335,000	5,533,996
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,452,108
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,670,258
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,758,613
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,417,690
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,446,092
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (b)	2,000,000	2,019,980
(Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (b)	3,000,000	2,993,670
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A:
4.75% 10/1/17	1,000,000	1,035,520
5% 4/1/11 (FSA Insured)	1,425,000	1,571,504
(Adult Correctional Bldg. Fund Prog.):
Series 1999 A, 5.5% 10/1/11	3,370,000	3,819,861
Series 2001 A:
5.5% 10/1/11 (FSA Insured)	1,930,000	2,194,564
5.5% 10/1/12 (FSA Insured)	1,000,000	1,129,970
Series A, 5% 4/1/20 (MBIA Insured)	1,000,000	1,072,550
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,315,466
5% 4/1/17 (MBIA Insured)	2,485,000	2,674,084
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,233,412
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Bldg. Auth.: - continued
(William Green Bldg. Proj.) Series A, 5% 4/1/11 (FGIC Insured)	$ 2,000,000	$ 2,205,620
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	1,974,369
0% 8/1/10	2,000,000	1,641,200
0% 8/1/14	1,375,000	933,226
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,621,654
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	2,670,000	2,914,172
Series IIB, 5.5% 6/1/15	2,265,000	2,515,985
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,262,380
Series 2002 B, 5.25% 11/1/20	2,520,000	2,761,542
Series A, 5.5% 9/15/16	11,060,000	12,383,879
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21	2,000,000	2,213,280
6.5% 10/1/20	2,335,000	2,906,958
Series C, 5.125% 10/1/17	2,985,000	3,182,040
6.125% 10/1/15	2,000,000	2,408,720
6.25% 10/1/16	2,500,000	3,054,250
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,126,340
(Univ. of Dayton Proj.):
5% 12/1/17 (AMBAC Insured)	2,170,000	2,370,096
5.5% 12/1/20 (AMBAC Insured)	1,300,000	1,443,767
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	720,000	720,230
Series C, 4.9% 9/1/26 (c)	360,000	362,531
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,310,815
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,900,637
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,419,670
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (b)(c)	3,000,000	3,122,550
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,182,200
Series A, 5.8% 12/1/29	3,300,000	3,667,125
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio State Univ. Gen. Receipts: - continued
Series B, 5.25% 6/1/16	$ 5,000,000	$ 5,524,900
Ohio Tpk. Commission Tpk. Rev.:
Series A, 5.5% 2/15/21 (FGIC Insured)	5,000,000	5,825,700
5.5% 2/15/26	3,700,000	4,006,434
Ohio Univ. Gen. Receipts Athens 5% 12/1/18 (MBIA Insured)	1,980,000	2,129,054
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	2,000,000	2,013,020
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2002, 5.5% 12/1/21	4,040,000	4,537,324
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,805,123
5.25% 12/1/15	2,200,000	2,482,524
5.375% 12/1/17	285,000	316,250
5.375% 12/1/19	3,000,000	3,333,060
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,968,249
5.5% 12/1/18 (AMBAC Insured)	240,000	240,722
5% 12/1/17	3,765,000	4,097,600
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,641,338
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. 5% 6/1/18	2,000,000	2,165,200
Olentangy Local School District (School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,473,747
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,216,932
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (FSA Insured)	1,000,000	1,083,410
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,935,783
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,139,839
Pickerington Local School District 5.25% 12/1/20 (FGIC Insured)	5,000,000	5,493,850
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,132,718
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	1,500,000	1,598,265
6.375% 11/15/30	1,000,000	1,061,870
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	$ 2,125,000	$ 2,290,091
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,115,230
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,563,380
Sugarcreek Local School District 5.25% 12/1/22 (MBIA Insured)	1,800,000	1,958,670
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,825,045
5.25% 12/1/21	1,740,000	1,924,892
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	3,415,000	3,706,983
Toledo Wtrwks. Rev. 5% 11/15/16 (AMBAC Insured)	1,110,000	1,211,987
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,460,680
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,175,656
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,474,141
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,114,300
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,559,646
5% 6/1/19 (AMBAC Insured)	1,520,000	1,639,350
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16	1,455,000	1,510,174
6.1% 12/1/12	500,000	565,500
6.65% 12/1/11	380,000	426,550
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,495,546
5% 5/1/18 (MBIA Insured)	1,440,000	1,553,386
5% 5/1/19 (MBIA Insured)	1,515,000	1,633,064
		410,166,491
Puerto Rico - 2.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,111,730
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,768,590
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	1,600,000	1,748,128
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A: - continued
5.5% 10/1/40 (Escrowed to Maturity) (d)	$ 4,700,000	$ 5,114,822
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	800,000	915,280
		10,658,550
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	538,800
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $394,922,321)	421,363,841
NET OTHER ASSETS - 0.5%	2,233,532
NET ASSETS - 100%	$ 423,597,373
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	49.4%
Education	13.9%
Water & Sewer	9.1%
Health Care	7.6%
Others* (individually less than 5%)	20.0%
100.0%
*Includes net other assets
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $4,455,000, or, if different, the net capital gain of such year; and for dividends with respect to the taxable year ended December 31, 2003, $874,000, or, if different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $394,922,321) - See accompanying schedule		$ 421,363,841
Cash		2,775,735
Receivable for fund shares sold		111,307
Interest receivable		3,170,140
Prepaid expenses		1,607
Other affiliated receivables		2
Other receivables		7,894
Total assets		427,430,526

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,000,874
Payable for fund shares redeemed	198,296
Distributions payable	421,603
Accrued management fee	131,841
Other affiliated payables	38,477
Other payables and accrued expenses	42,062
Total liabilities		3,833,153

Net Assets		$ 423,597,373
Net Assets consist of:
Paid in capital		$ 396,452,461
Distributions in excess of net investment income		(48,762)
Accumulated undistributed net realized gain (loss) on investments		752,154
Net unrealized appreciation (depreciation) on investments		26,441,520
Net Assets, for 35,366,667 shares outstanding		$ 423,597,373
Net Asset Value, offering price and redemption price per share ($423,597,373 ÷ 35,366,667 shares)		$ 11.98

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 19,541,370

Expenses
Management fee	$ 1,587,080
Transfer agent fees	328,715
Accounting fees and expenses	108,551
Non-interested trustees' compensation	2,435
Custodian fees and expenses	8,043
Registration fees	22,993
Audit	41,529
Legal	8,474
Miscellaneous	12,434
Total expenses before reductions	2,120,254
Expense reductions	(29,447)	2,090,807
Net investment income		17,450,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,067,699
Futures contracts	41,851
Swap agreements	238,000
Total net realized gain (loss)		5,347,550
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,761,754)
Futures contracts	(44,815)
Swap agreements	15,601
Total change in net unrealized appreciation (depreciation)		(4,790,968)
Net gain (loss)		556,582
Net increase (decrease) in net assets resulting from operations		$ 18,007,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,450,563	$ 18,267,673
Net realized gain (loss)	5,347,550	4,269,224
Change in net unrealized appreciation (depreciation)	(4,790,968)	1,221,341
Net increase (decrease) in net assets resulting from operations	18,007,145	23,758,238
Distributions to shareholders from net investment income	(17,502,945)	(18,304,425)
Distributions to shareholders from net realized gain	(5,096,645)	(3,358,167)
Total distributions	(22,599,590)	(21,662,592)
Share transactions Proceeds from sales of shares	45,167,492	47,985,138
Reinvestment of distributions	16,402,646	15,661,112
Cost of shares redeemed	(64,421,289)	(69,763,780)
Net increase (decrease) in net assets resulting from share transactions	(2,851,151)	(6,117,530)
Redemption fees	2,423	3,031
Total increase (decrease) in net assets	(7,441,173)	(4,018,853)

Net Assets
Beginning of period	431,038,546	435,057,399
End of period (including distributions in excess of net investment income of $48,762 and undistributed net investment income of $196,860, respectively)	$ 423,597,373	$ 431,038,546
Other Information Shares
Sold	3,749,160	3,964,572
Issued in reinvestment of distributions	1,368,296	1,296,316
Redeemed	(5,378,568)	(5,793,188)
Net increase (decrease)	(261,112)	(532,300)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.03	$ 11.54	$ 11.54	$ 10.86
Income from Investment Operations
Net investment income B	.496	.507	.527	.542 D	.552
Net realized and unrealized gain (loss)	.026	.166	.568	(.002) D	.681
Total from investment operations	.522	.673	1.095	.540	1.233
Distributions from net investment income	(.497)	(.508)	(.525)	(.540)	(.553)
Distributions from net realized gain	(.145)	(.095)	(.080)	-	-
Total distributions	(.642)	(.603)	(.605)	(.540)	(.553)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	- B, E	-
Net asset value, end of period	$ 11.98	$ 12.10	$ 12.03	$ 11.54	$ 11.54
Total Return A	4.44%	5.72%	9.68%	4.73%	11.68%
Ratios to Average Net AssetsC
Expenses before expense reductions	.50%	.51%	.51%	.51%	.52%
Expenses net of voluntary waivers, if any	.50%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.49%	.50%	.49%	.46%	.46%
Net investment income	4.13%	4.20%	4.45%	4.64% D	4.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 423,597	$ 431,039	$ 435,057	$ 399,353	$ 381,052
Portfolio turnover rate	26%	22%	19%	17%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 12/31/04	% of fund's investments 6/30/04	% of fund's investments 12/31/03
0 - 30	85.4	84.8	77.0
31 - 90	5.0	6.7	3.4
91 - 180	2.5	5.4	11.0
181 - 397	7.1	3.1	8.6
Weighted Average Maturity
	12/31/04	6/30/04	12/31/03
Fidelity Ohio Municipal Money Market Fund	34 Days	26 Days	44 Days
Ohio Tax-Free Money Market Funds Average *	42 Days	41 Days	53 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
Variable Rate Demand Notes (VRDNs) 84.4%	Variable Rate Demand Notes (VRDNs) 79.7%
Commercial Paper (including CP Mode) 2.6%	Commercial Paper (including CP Mode) 0.9%
Tender Bonds 4.0%	Tender Bonds 2.1%
Municipal Notes 8.0%	Municipal Notes 14.7%
Fidelity Municipal Cash Central Fund 0.3%	Fidelity Municipal Cash Central Fund 2.3%
Other Investments 0.0%	Other Investments 1.2%
Net Other Assets 0.7%	Net Other Assets** (0.9)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	1/3/05	9/27/04	6/28/04	3/29/04	12/29/03

Fidelity Ohio Municipal Money Market Fund	1.46%	0.99%	0.65%	0.54%	0.69%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value (Note 1)
Ohio - 99.0%
Akron Bath Copley Hosp. District Rev. Series B, 2.01%, LOC JPMorgan Chase Bank, VRDN (b)	$ 7,500,000	$ 7,500,000
Akron Gen. Oblig. BAN 2.75% 11/3/05	9,133,000	9,196,857
Akron Income Tax Rev. Participating VRDN:
Series ROC II R2137, 2.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,390,000	1,390,000
Series ROC II R259, 2.03% (Liquidity Facility Citibank NA) (b)(e)	2,210,000	2,210,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 1.45%, tender 2/14/05 (b)	9,861,000	9,861,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 2.14%, LOC Key Bank NA, VRDN (b)(d)	1,820,000	1,820,000
Blue Ash Gen. Oblig. BAN:
1.25% 2/4/05	1,700,000	1,700,000
2.35% 11/15/05	3,000,000	3,000,000
Butler County Gen. Oblig. BAN:
Series C, 2.5% 6/9/05	4,005,000	4,019,240
2.5% 3/11/05	1,750,000	1,753,279
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 2.05%, LOC Nat'l. City Bank, VRDN (b)	4,525,000	4,525,000
Cincinnati City School District Participating VRDN Series EGL 04 0034, 2.03% (Liquidity Facility Citibank NA) (b)(e)	1,295,000	1,295,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 2.03% (Liquidity Facility Sallie Mae), VRDN (b)(d)	7,700,000	7,700,000
Series 1998 A2, 2.03% (Liquidity Facility Sallie Mae), VRDN (b)(d)	19,800,000	19,800,000
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 2.09% (AMBAC Insured), VRDN (b)	5,400,000	5,400,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 2.14%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	2,040,000	2,040,000
Cleveland Arpt. Sys. Rev.:
Participating VRDN:
Series PT 799, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,500,000	1,500,000
Series SGA 126, 2% (Liquidity Facility Societe Generale) (b)(e)	10,685,000	10,685,000
Series Stars 81, 2.08% (Liquidity Facility BNP Paribas SA) (b)(d)(e)	5,635,000	5,635,000
1.98% (FSA Insured), VRDN (b)	17,450,000	17,450,000
Cleveland Gen. Oblig. Participating VRDN Series PT 2032, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,065,000	3,065,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 2.11%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	$ 4,020,000	$ 4,020,000
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 2%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	100,000	100,000
Columbus City School District Participating VRDN:
Series PT 2278, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,755,000	2,755,000
Series TOC 04 H, 2.02% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	8,300,000	8,300,000
Columbus Gen. Oblig. Participating VRDN Series MS 01 585, 2.02% (Liquidity Facility Morgan Stanley) (b)(e)	5,175,000	5,175,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 2.07%, LOC Key Bank NA, VRDN (b)	4,575,000	4,575,000
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 2.03%, LOC Allied Irish Banks PLC, VRDN (b)	10,000,000	10,000,000
Cuyahoga County Health Care Facilities Rev.:
(Althenheim Proj.) 2.14%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,475,000	6,475,000
(The A.M. McGregor Home Proj.) 2.03%, LOC Key Bank NA, VRDN (b)	4,425,000	4,425,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (b)(d)	1,365,000	1,365,000
(Pubco Corp. Proj.) Series 2001, 2.12%, LOC Nat'l. City Bank, VRDN (b)(d)	2,990,000	2,990,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(d)	4,125,000	4,125,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Sub Series B1, 2.27%, VRDN (b)	7,600,000	7,600,000
Sub Series B3, 2.27%, VRDN (b)	7,600,000	7,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 2.07%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,015,000	7,015,000
Dayton Gen. Oblig. BAN 3% 7/7/05 (d)	2,650,000	2,663,305
Dayton School District Participating VRDN Series SG 173, 2.02% (Liquidity Facility Societe Generale) (b)(e)	5,500,000	5,500,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 2.05%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,855,000	3,855,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Erie County Multi-family Hsg. Rev. (Providence Residential Comnty. Corp. Proj.) Series 1999 A, 2.14%, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,060,000	$ 10,060,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 2.06%, LOC Lasalle Bank NA, VRDN (b)(d)	6,750,000	6,750,000
(Hanover Ridge Apts. Proj. 2.08%, LOC Fannie Mae, VRDN (b)(d)	4,350,000	4,350,000
Geauga County Health Care Facilities Rev. (Montefiore Hsg. Corp. Proj.) Series 2001, 2.07%, LOC Key Bank NA, VRDN (b)	5,710,000	5,710,000
Grove City Gen. Oblig. BAN 3% 8/25/05	8,044,000	8,089,354
Hamilton County Health Care Facilities Rev. 2.06%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,145,000	4,145,000
Hamilton Gen. Oblig. BAN 3% 5/5/05	2,975,000	2,986,612
Independence Gen. Oblig. BAN 2.25% 5/11/05	8,400,000	8,407,029
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,005,000	4,005,000
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 2.12%, LOC Nat'l. City Bank, VRDN (b)(d)	3,120,000	3,120,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(d)	950,000	950,000
(Norshar Co. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,925,000	2,925,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	2,400,000	2,400,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 2.14%, LOC Key Bank NA, VRDN (b)(d)	4,000,000	4,000,000
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 2.14%, LOC Key Bank NA, VRDN (b)(d)	875,000	875,000
(Rembond Proj.) Series 1996, 2.15%, LOC JPMorgan Chase Bank, VRDN (b)(d)	1,845,000	1,845,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(d)	2,640,000	2,640,000
(Kettering Affiliated Proj.) 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	2,400,000	2,400,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 2.05%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(d)	4,315,000	4,315,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
North Ridgeville Gen. Oblig. BAN 2.48% 12/15/05	$ 8,965,000	$ 8,979,999
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,180,000	4,180,000
(AK Steel Corp. Proj.) Series A, 2.05%, LOC ABN-AMRO Bank NV, VRDN (b)(d)	7,100,000	7,100,000
Ohio Bldg. Auth. Participating VRDN:
Series FRRI 02 L 31J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,375,000	5,375,000
Series LB 04 L21J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	7,100,000	7,100,000
Series PT 1824, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,400,000	6,400,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 1823, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,500,000	6,500,000
Series PT 1831, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,620,000	5,620,000
Series PT 2046, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,575,000	2,575,000
Series PT 2125, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,155,000	6,155,000
Series PT 2137, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,610,000	5,610,000
Series PT 2139, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,315,000	4,315,000
Series Putters 389, 2.01% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,990,000	1,990,000
Series Putters 511, 2.01% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	6,900,000	6,900,000
Series Putters 608, 2.01% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,840,000	5,840,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series MS 98 116, 2.02% (Liquidity Facility Morgan Stanley) (b)(e)	10,120,000	10,120,000
(Ashland Univ. Proj.) 2.04%, LOC Key Bank NA, VRDN (b)	9,000,000	9,000,000
(Pooled Fing. Prog.):
Series 1996, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,095,000	2,095,000
Series 1998, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,225,000	10,225,000
Series 1999, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,595,000	12,595,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 00 A1, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)(f)	$ 6,705,000	$ 6,705,000
Participating VRDN:
Series BA 00 Q, 2.14% (Liquidity Facility Bank of America NA) (b)(d)(e)	320,000	320,000
Series BA 01 I, 2.11% (Liquidity Facility Bank of America NA) (b)(d)(e)	4,375,000	4,375,000
Series BA 98 B, 2.14% (Liquidity Facility Bank of America NA) (b)(d)(e)	14,695,000	14,695,000
Series BA 98 Q, 2.14% (Liquidity Facility Bank of America NA) (b)(d)(e)	4,600,000	4,600,000
Series BA 99 Q, 2.14% (Liquidity Facility Bank of America NA) (b)(d)(e)	1,260,000	1,260,000
Series FRRI 25, 2.1% (Liquidity Facility Bank of New York, New York) (b)(d)(e)	1,460,000	1,460,000
Series LB 03 L46J, 2.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	6,560,000	6,560,000
Series Merlots 01 A78, 2.11% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	2,300,000	2,300,000
Series Merlots 02 A34, 2.11% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	2,395,000	2,395,000
Series PT 1334, 2.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,080,000	5,080,000
Series PT 228, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	4,695,000	4,695,000
Series PT 241, 2.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	3,565,000	3,565,000
Series PT 567, 2.07% (Liquidity Facility Danske Bank AS) (b)(d)(e)	3,975,000	3,975,000
Series PT 582, 2.07% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)(e)	2,400,000	2,400,000
Series B, 2.05% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(d)	11,990,000	11,990,000
Series F, 2.01% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(d)	6,400,000	6,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2.05%, LOC Key Bank NA, VRDN (b)(d)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Pedcor Invt. Willowlake Apts. Proj.):
Series A, 2.05%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(d)	$ 2,930,000	$ 2,930,000
Series B, 2.15%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(d)	480,000	480,000
Series C, 2.15%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(d)	625,000	625,000
Series D, 2.15%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(d)	625,000	625,000
(Pine Crossing Apts. Proj.) 2.06%, LOC Lasalle Bank NA, VRDN (b)(d)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 2.03%, LOC Fannie Mae, VRDN (b)(d)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 2.03%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(d)	8,750,000	8,750,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 2.07%, LOC Nat'l. City Bank, VRDN (b)(d)	105,000	105,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 2.07%, LOC Nat'l. City Bank, VRDN (b)(d)	135,000	135,000
(Midwest Acoust-A-Fiber, Inc. Proj.) Series 1989 I, 2.07%, LOC Nat'l. City Bank, VRDN (b)(d)	50,000	50,000
(Standby Screw & Machine Proj.) Series 1991 IA, 2.07%, LOC Nat'l. City Bank, VRDN (b)(d)	100,000	100,000
Ohio Poll. Cont. Rev.:
(Gen. Motors Corp. Proj.) Series 1985, 3%, VRDN (b)	4,350,000	4,350,000
(Sohio Air Proj.) Series 1995, 2.19%, VRDN (b)	3,400,000	3,400,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 2.23% (BP PLC Guaranteed), VRDN (b)(d)	3,950,000	3,950,000
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 2.23%, VRDN (b)(d)	17,425,000	17,425,000
Series 1999, 2.23% (BP PLC Guaranteed), VRDN (b)(d)	1,500,000	1,500,000
Series 2000, 2.23% (BP PLC Guaranteed), VRDN (b)(d)	1,000,000	1,000,000
2.23% (BP PLC Guaranteed), VRDN (b)(d)	6,400,000	6,400,000
(BP Products NA, Inc. Proj.):
2.23% (BP PLC Guaranteed), VRDN (b)(d)	3,700,000	3,700,000
2.23% (BP PLC Guaranteed), VRDN (b)(d)	3,690,000	3,690,000
Ohio State Univ. Gen. Receipts Participating VRDN Series MS 851, 2.02% (Liquidity Facility Morgan Stanley) (b)(e)	8,260,000	8,260,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 2.02% (Liquidity Facility Morgan Stanley) (b)(e)	11,790,000	11,790,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C, 1.78% tender 3/10/05, CP mode	$ 19,650,000	$ 19,650,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 2.09%, LOC Fleet Bank NA, VRDN (b)(d)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 2%, LOC Barclays Bank PLC, VRDN (b)(d)	6,000,000	6,000,000
(Toledo Edison Co. Proj.) Series A, 2%, LOC Barclays Bank PLC, VRDN (b)(d)	3,800,000	3,800,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Premcor Refining Group Proj.) 2.38%, tender 12/1/05, LOC Fleet Nat'l. Bank (b)(d)	10,000,000	10,000,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.) Series 1997, 2.02%, LOC Wachovia Bank NA, VRDN (b)(d)	24,000,000	24,000,000
Perrysburg Gen. Oblig. BAN 2.2% 8/11/05	1,955,000	1,959,662
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 2.05%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,500,000	6,500,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 2.12%, LOC Nat'l. City Bank, VRDN (b)(d)	2,695,000	2,695,000
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 2.09%, LOC Key Bank NA, VRDN (b)	4,870,000	4,870,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 2.14%, LOC Standard Fed. Bank, VRDN (b)(d)	1,800,000	1,800,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp. Proj.) Series 2000, 2.15%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,590,000	2,590,000
Salem City Hosp. Facilities Rev. Series 2000, 2.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,600,000	5,600,000
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 2.14%, LOC Key Bank NA, VRDN (b)(d)	2,390,000	2,390,000
(Kidd Dev. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,870,000	2,870,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
2.17%, LOC Nat'l. City Bank, VRDN (b)(d)	1,700,000	1,700,000
2.2%, LOC Nat'l. City Bank, VRDN (b)(d)	2,575,000	2,575,000
(Kaiser Dev. Proj.) 2.15%, LOC Nat'l. City Bank, VRDN (b)(d)	650,000	650,000
(Keltec, Inc. Proj.) Series 1987, 2.13%, LOC Nat'l. City Bank, VRDN (b)(d)	150,000	150,000
(Mannix Co. Proj.) Series 1987, 2.13%, LOC JPMorgan Chase Bank, VRDN (b)(d)	805,000	805,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Summit County Indl. Dev. Rev.: - continued
(Sigma Properties Proj.) Series 2000 B, 2.17%, LOC Nat'l. City Bank, VRDN (b)(d)	$ 1,910,000	$ 1,910,000
(Summit Plastic Co. Proj.) 2.17%, LOC Nat'l. City Bank, VRDN (b)(d)	1,015,000	1,015,000
(Triumph Hldgs. Proj.) 2.22%, LOC Nat'l. City Bank, VRDN (b)(d)	1,355,000	1,355,000
Toledo City School District Participating VRDN:
Series MS 889, 2.02% (Liquidity Facility Morgan Stanley) (b)(e)	1,807,500	1,807,500
Series Putters 655, 2.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,695,000	1,695,000
Toledo Lucas County Port Auth. Rev. Series 2004 C, 2%, LOC Bank of Nova Scotia New York Agcy., VRDN (b)	10,700,000	10,700,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 2.12%, LOC Nat'l. City Bank, VRDN (b)(d)	2,065,000	2,065,000
Union County Gen. Oblig. BAN 2.5% 6/9/05	4,020,000	4,032,907
Univ. of Cincinnati Gen. Receipts BAN 2.75% 3/28/05	4,860,000	4,870,145
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 2.03%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,119,000	12,119,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 2.12%, LOC Nat'l. City Bank, VRDN (b)(d)	2,210,000	2,210,000
(Dowa THT America, Inc. Proj.) Series 1999, 2.1%, LOC Comerica Bank, Detroit, VRDN (b)(d)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.19%, LOC JPMorgan Chase Bank, VRDN (b)(d)	5,900,000	5,900,000
		762,725,889
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 0.3%
Fidelity Municipal Cash Central Fund, 1.99% (a)(c)	1,955,900	$ 1,955,900
TOTAL INVESTMENT PORTFOLIO - 99.3%		764,681,789
NET OTHER ASSETS - 0.7%		5,376,437
NET ASSETS - 100%		$ 770,058,226
Total Cost for Federal Income Tax Purposes $ 764,681,789
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,725,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 2.11%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	3/16/01	$ 4,020,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series Merlots 00 A1, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	9/25/00 - 11/12/03	$ 6,705,000
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $25,000 all of which will expire on December 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $764,681,789) - See accompanying schedule		$ 764,681,789
Cash		8,175,638
Receivable for fund shares sold		9,462,305
Interest receivable		2,408,315
Prepaid expenses		2,727
Other receivables		45,233
Total assets		784,776,007

Liabilities
Payable for investments purchased	$ 5,840,000
Payable for fund shares redeemed	8,497,807
Distributions payable	12,053
Accrued management fee	236,254
Other affiliated payables	93,667
Other payables and accrued expenses	38,000
Total liabilities		14,717,781

Net Assets		$ 770,058,226
Net Assets consist of:
Paid in capital		$ 770,012,766
Undistributed net investment income		70,820
Accumulated undistributed net realized gain (loss) on investments		(25,360)
Net Assets, for 770,031,617 shares outstanding		$ 770,058,226
Net Asset Value, offering price and redemption price per share ($770,058,226 ÷ 770,031,617 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 9,038,220

Expenses
Management fee	$ 2,621,911
Transfer agent fees	956,388
Accounting fees and expenses	93,854
Non-interested trustees' compensation	3,846
Custodian fees and expenses	12,337
Registration fees	44,393
Audit	32,873
Miscellaneous	29,013
Total expenses before reductions	3,794,615
Expense reductions	(121,300)	3,673,315
Net investment income		5,364,905
Net realized gain (loss) on investment securities		(25,360)
Net increase in net assets resulting from operations		$ 5,339,545

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,364,905	$ 4,187,255
Net realized gain (loss)	(25,360)	101,248
Net increase in net assets resulting from operations	5,339,545	4,288,503
Distributions to shareholders from net investment income	(5,369,246)	(4,187,255)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,700,320,832	1,299,484,550
Reinvestment of distributions	5,288,351	4,082,891
Cost of shares redeemed	(1,623,280,855)	(1,267,981,040)
Net increase (decrease) in net assets and shares resulting from share transactions	82,328,328	35,586,401
Total increase (decrease) in net assets	82,298,627	35,687,649

Net Assets
Beginning of period	687,759,599	652,071,950
End of period (including undistributed net investment income of $70,820 and $0, respectively)	$ 770,058,226	$ 687,759,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.006	.011	.025	.036
Distributions from net investment income	(.008)	(.006)	(.011)	(.025)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.76%	.64%	1.13%	2.52%	3.71%
Ratios to Average Net Assets B
Expenses before expense reductions	.54%	.54%	.54%	.55%	.56%
Expenses net of voluntary waivers, if any	.54%	.54%	.54%	.55%	.56%
Expenses net of all reductions	.53%	.53%	.51%	.51%	.55%
Net investment income	.77%	.64%	1.12%	2.47%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 770,058	$ 687,760	$ 652,072	$ 622,602	$ 516,018

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Ohio. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 26,464,998
Unrealized depreciation	(289,617)
Net unrealized appreciation (depreciation)	26,175,381
Undistributed long-term capital gain	607,572

Cost for federal income tax purposes	$ 395,188,460

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid for the income fund was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	$ 17,922,650	$ 18,304,425
Long-term Capital Gains	4,676,940	3,358,167
Total	$ 22,599,590	$ 21,662,592

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $107,961,489 and $113,246,989, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Ohio Municipal Income Fund	.25%	.13%	.38%
Fidelity Ohio Municipal Money Market Fund	.25%	.13%	.38%

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Ohio Municipal Money Market Fund	$ 172,750

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Spartan Ohio Municipal Income Fund	$ -	$ 7,269	$ 22,178	$ -
Fidelity Ohio Municipal Money Market Fund	-	12,251	109,049	-

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Ohio Municipal Money Market (2001) and Spartan Ohio Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust II (2001) and Fidelity Municipal Trust (2002). Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997 or 2000

Vice President of Ohio Municipal Money Market (2000) and Spartan Ohio Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Ohio Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Ohio Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Michael J. Marchese (47)

Year of Election or Appointment: 2004

Vice President of Ohio Municipal Money Market. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Marchese worked as a director of research and portfolio manager.

Douglas T. McGinley (39)

Year of Election or Appointment: 2004

Vice President of Spartan Ohio Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Ohio Municipal Money Market and Spartan Ohio Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of Ohio Municipal Money Market (1989) and Spartan Ohio Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Spartan Ohio Municipal Income Fund voted to pay on February 7, 2005, to shareholders of record at the opening of business on February 4, 2005, a distribution of $.02 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2004, 100% of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund's income dividends were free from federal income tax, and 6.30% and 43.08% of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Spartan Ohio Municipal Income Fund

Proxy Voting Results

A special meeting of Spartan Ohio Municipal Income Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Money Market Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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*0   To speak to a Fidelity representative.

By PC

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* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

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Fidelity Investments
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Cincinnati, OH 45277-0002

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

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Spartan®

Pennsylvania Municipal
Income Fund

and

Fidelity®
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® PA Municipal Income Fund	4.28%	6.87%	6.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Pennsylvania Municipal Income Fund on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Spartan® Pennsylvania Municipal Income Fund

Despite persistent inflation concerns and the Federal Reserve Board raising interest rates multiple times in the second half of the year, the municipal bond market registered positive performance for the year ending December 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 4.48%. In comparison, the Lehman Brothers Aggregate Bond Index - a proxy of the overall investment-grade taxable debt market - returned 4.34%. This marks the second consecutive year in which tax-free munis outperformed taxable bonds on an absolute basis. Demand for munis generally was strong in 2004, except for a rough patch in the spring when strong labor markets fueled expectations of rising inflation. Shortly thereafter, the Fed began a series of five 0.25 percentage-point interest rate hikes between June 30 and December 14. While munis typically don't react well to such actions, they responded with positive returns in each of the year's final six months, partly due to reassurances by the Fed that it intended to raise rates in a "measured fashion."

For the 12 months ending December 31, 2004, the fund returned 4.28%. During the same period, the LipperSM Pennsylvania Municipal Debt Funds Average returned 3.55% and the Lehman Brothers Pennsylvania Enhanced Municipal Bond Index returned 4.26%. Pennsylvania munis performed in line with most state muni markets, responding to improving economic conditions and rising interest rates. The fund's outperformance of its benchmarks likely was aided by its stake in bonds that were prerefunded during the period, a process that generally resulted in higher prices for these securities. I believe my approach to managing the fund's interest rate sensitivity - which involved keeping it in line with the Lehman Brothers index - also benefited performance given the volatility that characterized the year. Detracting from performance relative to the index was my decision to underweight hospital bonds, which were some of the Pennsylvania muni market's best performers. These securities were buoyed by a combination of strong demand for the high levels of income they offer, as well as the improved financial stability of the hospitals themselves, aided by their ability to pass on price increases to insurers and patients in the form of higher premiums and co-payments.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Spartan Pennsylvania Municipal Income Fund
Actual	$ 1,000.00	$ 1,055.20	$ 2.53
HypotheticalA	$ 1,000.00	$ 1,022.67	$ 2.49
Fidelity Pennsylvania Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,005.00	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.62	$ 2.54

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Pennsylvania Municipal Income Fund	.49%
Fidelity Pennsylvania Municipal Money Market Fund	.50%

Annual Report

Spartan Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.3	44.5
Escrowed/Pre-Refunded	18.7	5.1
Education	12.0	10.9
Transportation	11.6	12.4
Health Care	10.3	10.4
Average Years to Maturity as of December 31, 2004
		6 months ago
Years	12.6	13.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2004
6 months ago
Years	6.1	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
AAA 79.9%	AAA 81.4%
AA,A 14.6%	AA,A 13.6%
BBB 2.2%	BBB 3.1%
Not Rated 1.1%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19	$ 1,000,000	$ 1,088,470
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,222,520
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	794,892
		4,105,882
Pennsylvania - 94.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	1,500,000	1,580,850
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,071,840
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,185,860
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,312,060
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) 5.25% 3/1/32	2,000,000	2,085,800
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	465,356
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,050,410
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,701,830
5.55% 4/1/12 (MBIA Insured)	2,845,000	3,051,462
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	1,683,293
5.5% 12/1/30 (MBIA Insured)	2,000,000	2,168,860
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (c)	1,870,000	1,978,310
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	475,155
0% 9/15/28 (FGIC Insured)	1,000,000	297,680
0% 9/15/29 (FGIC Insured)	2,705,000	757,752
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (d)	5,650,000	2,631,601
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	10,025,377
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,802,925
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,242,260
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	$ 600,000	$ 644,838
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,525,647
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	4,200,000	4,539,948
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,556,200
6% 11/15/30	3,620,000	4,114,854
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.):
6% 12/15/09	1,500,000	1,518,930
6% 12/15/20	2,300,000	2,316,652
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (c)	2,500,000	2,774,475
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,423,718
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,074,400
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,862,703
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (Pre-Refunded to 4/1/06 @ 102) (d)	445,000	472,799
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,271,423
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,456,930
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	2,000,000	2,020,600
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,669,234
6% 6/1/16 (AMBAC Insured)	1,000,000	1,187,750
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A:
5.5% 10/1/05 (AMBAC Insured)	2,240,000	2,295,306
5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,082,970
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,183,773
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (d)	$ 1,000,000	$ 828,640
Owen J. Roberts School District 5.5% 8/15/19 (FSA Insured)	1,525,000	1,704,508
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,411,899
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	9,150,000	9,405,285
6.7% 9/1/14 (MBIA Insured)	3,965,000	4,076,218
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,437,115
6.375% 11/1/41 (c)	1,300,000	1,358,123
Pennsylvania Gen. Oblig.:
First Series:
5% 6/1/13 (Pre-Refunded to 6/1/09 @ 101) (d)	750,000	831,810
5% 6/1/14 (Pre-Refunded to 6/1/09 @ 101) (d)	1,280,000	1,419,622
5% 6/1/19 (Pre-Refunded to 6/1/09 @ 101) (d)	7,275,000	8,068,557
5.25% 2/1/14	125,000	138,431
5.25% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (d)	2,100,000	2,371,908
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,250,000	1,411,850
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,654,083
5% 8/1/17 (Pre-Refunded to 8/1/08 @ 101) (d)	2,450,000	2,690,174
5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	1,175,000	1,307,975
5.25% 10/15/13 (Pre-Refunded to 10/15/10 @ 101) (d)	1,000,000	1,130,900
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	6,000,000	6,873,120
5.75% 10/1/16 (Pre-Refunded to 10/1/09 @ 101) (d)	475,000	543,657
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(Trustees Univ. Proj.) 5.5% 7/15/38	4,380,000	4,659,970
(Univ. of Pennsylvania Proj.) Series A, 5.9% 9/1/15	1,200,000	1,227,984
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
6% 5/1/24	4,075,000	4,469,827
6% 5/1/29	3,470,000	3,764,221
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,820,375
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,100,540
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	$ 1,000,000	$ 1,097,870
5.25% 8/1/11 (FSA Insured)	1,000,000	1,103,820
Series 2001 A:
6% 1/15/22	400,000	441,100
6% 1/15/31	1,000,000	1,094,360
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	552,985
Pennsylvania Hsg. Fin. Agcy.:
Series 52B, 5.55% 10/1/12 (c)	235,000	235,545
Series 54A, 5.375% 10/1/28 (c)	565,000	573,639
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,220,400
7% 1/1/07 (AMBAC Insured)	1,000,000	1,088,610
Pennsylvania Pub. School Bldg. Auth. School Rev. (Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	554,400
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,090,730
5% 7/15/41 (AMBAC Insured)	4,500,000	4,603,410
5.25% 7/15/41 (AMBAC Insured)	1,800,000	1,886,976
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,285,160
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,175,940
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	4,096,482
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,301,680
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,238,840
Third Series, 5% 8/1/06 (FSA Insured)	1,000,000	1,038,130
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,716,752
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,072,170
5.5% 5/15/08	1,000,000	1,090,030
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Pennsylvania Hosp. Proj.) 6.25% 7/1/06 (Escrowed to Maturity) (d)	2,600,000	2,751,034
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	$ 1,000,000	$ 798,300
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,235,020
Philadelphia School District:
Series 2000 A, 5.75% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (d)	365,000	419,243
Series 2002 A:
5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (d)	3,565,000	4,070,517
5.5% 2/1/31 (Pre-Refunded to 2/1/12 @ 100) (d)	1,000,000	1,141,800
Series A, 5.75% 2/1/16 (Pre-Refunded to 2/1/11 @ 100) (d)	500,000	574,305
Series B:
5.375% 4/1/27 (Pre-Refunded to 4/1/07 @ 100) (d)	4,000,000	4,266,760
5.625% 8/1/15 (FGIC Insured)	1,500,000	1,690,185
Series D, 5.125% 6/1/34 (FGIC Insured)	1,800,000	1,885,428
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,764,382
Series A, 5.375% 11/1/19 (FGIC Insured)	3,000,000	3,325,530
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)	5,000,000	5,537,800
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (d)	800,000	903,056
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	261,063
Series A, 6% 3/1/07 (MBIA Insured)	2,735,000	2,944,118
5.5% 9/1/12 (AMBAC Insured)	1,065,000	1,137,495
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,432,938
0% 8/1/08 (AMBAC Insured)	2,000,000	1,807,700
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,988,295
Quaker Valley School District 5.5% 4/1/25 (FSA Insured)	1,020,000	1,133,812
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,697,043
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	877,556
5.375% 4/1/17 (FSA Insured)	830,000	914,212
5.375% 4/1/18 (FSA Insured)	875,000	959,709
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Tredyffrin-Easttown School District:
5.5% 2/15/13	$ 1,015,000	$ 1,132,344
5.5% 2/15/16	2,140,000	2,373,495
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,067,824
West Allegheny School District Series B:
5% 2/1/11 (FGIC Insured)	1,225,000	1,347,917
5.25% 2/1/12 (FGIC Insured)	1,850,000	2,070,890
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	2,784,596
0% 8/1/16 (Escrowed to Maturity) (d)	2,955,000	1,824,594
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (b)(c)	2,700,000	2,829,600
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,598,500
0% 8/15/20 (FGIC Insured)	2,500,000	1,225,400
Series C, 0% 8/15/17 (Escrowed to Maturity) (d)	2,500,000	1,426,300
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,387,462
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. 5.25% 12/1/05 (FGIC Insured)	2,500,000	2,570,675
		281,984,550
Puerto Rico - 1.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	444,692
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,600,000	2,840,708
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	$ 1,000,000	$ 1,127,470
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	500,000	552,720
		4,965,590
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $273,818,608)	291,056,022
NET OTHER ASSETS - 2.2%	6,565,371
NET ASSETS - 100%	$ 297,621,393
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.1395% and pay quarterly a floating rate based on BMA Municipal Swap Index with Morgan Stanley, Inc.	May 2025	$ 2,000,000	$ 5,042
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.3%
Escrowed/Pre-Refunded	18.7%
Education	12.0%
Transportation	11.6%
Health Care	10.3%
Water & Sewer	9.5%
Others* (individually less than 5%)	8.6%
100.0%
*Includes net other assets
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $1,131,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended December 31, 2003, $186,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

During the fiscal year ended December 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 12.60% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $273,818,608) - See accompanying schedule		$ 291,056,022
Cash		4,715,909
Receivable for fund shares sold		121,755
Interest receivable		3,563,262
Swap agreements, at value		5,042
Prepaid expenses		1,095
Other receivables		7,029
Total assets		299,470,114

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 546,415
Payable for fund shares redeemed	861,013
Distributions payable	284,447
Accrued management fee	92,124
Other affiliated payables	25,703
Other payables and accrued expenses	39,019
Total liabilities		1,848,721

Net Assets		$ 297,621,393
Net Assets consist of:
Paid in capital		$ 281,034,881
Distributions in excess of net investment income		(2,166)
Accumulated undistributed net realized gain (loss) on investments		(653,778)
Net unrealized appreciation (depreciation) on investments		17,242,456
Net Assets, for 27,007,273 shares outstanding		$ 297,621,393
Net Asset Value, offering price and redemption price per share ($297,621,393 ÷ 27,007,273 shares)		$ 11.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 13,378,890

Expenses
Management fee	$ 1,085,476
Transfer agent fees	214,224
Accounting fees and expenses	74,157
Non-interested trustees' compensation	1,659
Custodian fees and expenses	5,786
Registration fees	22,556
Audit	40,927
Legal	3,683
Miscellaneous	7,952
Total expenses before reductions	1,456,420
Expense reductions	(30,894)	1,425,526
Net investment income		11,953,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,135,566
Swap agreements	(4,381)
Total net realized gain (loss)		1,131,185
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,391,275)
Swap agreements	5,042
Total change in net unrealized appreciation (depreciation)		(1,386,233)
Net gain (loss)		(255,048)
Net increase (decrease) in net assets resulting from operations		$ 11,698,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,953,364	$ 12,411,615
Net realized gain (loss)	1,131,185	3,115,200
Change in net unrealized appreciation (depreciation)	(1,386,233)	(684,686)
Net increase (decrease) in net assets resulting from operations	11,698,316	14,842,129
Distributions to shareholders from net investment income	(11,909,386)	(12,386,124)
Distributions to shareholders from net realized gain	(1,280,619)	(2,676,206)
Total distributions	(13,190,005)	(15,062,330)
Share transactions Proceeds from sales of shares	41,546,733	33,102,566
Reinvestment of distributions	9,672,228	11,095,137
Cost of shares redeemed	(44,125,799)	(51,986,017)
Net increase (decrease) in net assets resulting from share transactions	7,093,162	(7,788,314)
Redemption fees	1,146	1,591
Total increase (decrease) in net assets	5,602,619	(8,006,924)

Net Assets
Beginning of period	292,018,774	300,025,698
End of period (including distributions in excess of net investment income of $2,166 and undistributed net investment income of $23,804, respectively)	$ 297,621,393	$ 292,018,774
Other Information Shares
Sold	3,770,208	2,987,477
Issued in reinvestment of distributions	881,647	1,001,950
Redeemed	(4,041,514)	(4,706,471)
Net increase (decrease)	610,341	(717,044)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.07	$ 10.64	$ 10.64	$ 10.06
Income from Investment Operations
Net investment income B	.454	.463	.482	.494 E	.494
Net realized and unrealized gain (loss)	.006 C	.091	.471	.030 E	.581
Total from investment operations	.460	.554	.953	.524	1.075
Distributions from net investment income	(.452)	(.462)	(.482)	(.493)	(.495)
Distributions from net realized gain	(.048)	(.102)	(.041)	(.031)	-
Total distributions	(.500)	(.564)	(.523)	(.524)	(.495)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 11.02	$ 11.06	$ 11.07	$ 10.64	$ 10.64
Total Return A	4.28%	5.11%	9.14%	4.97%	10.99%
Ratios to Average Net Assets D
Expenses before expense reductions	.50%	.51%	.51%	.51%	.52%
Expenses net of voluntary waivers, if any	.50%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.49%	.50%	.49%	.45%	.44%
Net investment income	4.14%	4.18%	4.42%	4.59% E	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 297,621	$ 292,019	$ 300,026	$ 269,262	$ 243,369
Portfolio turnover rate	14%	18%	9%	22%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 12/31/04	% of fund's investments 6/30/04	% of fund's investments 12/31/03
0 - 30	87.7	79.2	74.0
31 - 90	3.2	13.2	2.2
91 - 180	1.4	3.0	17.5
181 - 397	7.7	4.6	6.3
Weighted Average Maturity
	12/31/04	6/30/04	12/31/03
Fidelity Pennsylvania Municipal Money Market Fund	27 Days	30 Days	41 Days
Pennsylvania Tax-Free Money Market Funds Average *	32 Days	32 Days	36 Days

*Source: iMoneyNet, Inc.

Asset Allocation (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
Variable Rate Demand Notes (VRDNs) 79.5%	Variable Rate Demand Notes (VRDNs) 66.9%
Commercial Paper (including CP Mode) 6.0%	Commercial Paper (including CP Mode) 13.1%
Tender Bonds 4.0%	Tender Bonds 3.9%
Municipal Notes 3.3%	Municipal Notes 1.3%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 0.1%
Other Investments 4.7%	Other Investments 10.9%
Net Other Assets 2.5%	Net Other Assets 3.8%

Current and Historical Seven-Day Yields

	1/3/05	9/27/04	6/28/04	3/29/04	12/29/03
Fidelity Pennsylvania Municipal Money Market Fund	1.48%	1.02%	0.64%	0.60%	0.84%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 2.02% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 2,300,000	$ 2,300,000
Series PA 606, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
		3,500,000
Pennsylvania - 96.5%
Allegheny County Arpt. Rev.:
Bonds (Pittsburgh Int'l. Arpt. Proj.) 5.5% 1/1/05 (MBIA Insured) (b)	7,400,000	7,400,000
Participating VRDN Series PA 567, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,000,000	2,000,000
Allegheny County Gen. Oblig. Bonds Series C56, 4% 10/1/05 (FSA Insured)	6,595,000	6,689,336
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 1.71%, tender 6/1/05, LOC PNC Bank NA, Pittsburgh (a)	3,900,000	3,900,000
Participating VRDN Series PT 762, 2.01% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	2,720,000	2,720,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 2.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	1,730,000	1,730,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Children's Museum of Pittsburgh Proj.) 1.85%, tender 10/1/05, LOC PNC Bank NA, Pittsburgh (a)	4,230,000	4,230,000
Participating VRDN Series Merlots A48, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 2.12%, LOC Nat'l. City Bank, PA, VRDN (a)(b)	1,600,000	1,600,000
(R.I. Lampus Co. Proj.) Series 1997 A, 2.12%, LOC Nat'l. City Bank, PA, VRDN (a)(b)	2,560,000	2,560,000
(Sacred Heart High School Proj.) 2.06%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,120,000	3,120,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 2.1%, VRDN (a)	3,200,000	3,200,000
(UPMC Health Sys. Proj.) Series 2002 C, 2.01%, LOC Comerica Bank, Detroit, VRDN (a)	1,740,000	1,740,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 2.03% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Berks County Indl. Dev. Auth. Rev. (Grafika Commercial Printing, Inc. Proj.) Series 1995, 2.09%, LOC Wachovia Bank NA, VRDN (a)(b)	$ 695,000	$ 695,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 1.98%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 2.09%, LOC Wachovia Bank NA, VRDN (a)(b)	1,020,000	1,020,000
(Snowball Real Estate LP Proj.) 2.14%, LOC Wachovia Bank NA, VRDN (a)(b)	2,375,000	2,375,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 2.08%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	1,500,000	1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 2%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	2,525,000	2,525,000
Central Bucks School District Series 2000 A, 2.04% (FGIC Insured), VRDN (a)	4,330,000	4,330,000
Chester County Inter Unit 2.09%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,660,000	1,660,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Exelon Generation Co. Proj.) Series 2001 A, 1.75% tender 2/3/05, LOC Wachovia Bank NA, CP mode	6,000,000	6,000,000
(PECO Energy Co. Proj.) Series 1999 A, 2.25%, LOC Wachovia Bank NA, VRDN (a)	3,300,000	3,300,000
Harrisburg Auth. Wtr. Rev. Series A, 2.04% (FGIC Insured), VRDN (a)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev. (Hatfield Quality Meats Proj.) 2.05%, LOC Bank of America NA, VRDN (a)(b)	2,500,000	2,500,000
Lackawanna County Gen. Oblig. Series 2004 B, 2.01% (FSA Insured), VRDN (a)	3,300,000	3,300,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 2.09% (MBIA Insured), VRDN (a)	2,295,000	2,295,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 2.09%, VRDN (a)	2,880,000	2,880,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 2.09%, LOC Wachovia Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 2.14%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,905,000	1,905,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.): - continued
Series C, 2.14%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty Lutheran Svcs. Proj.) 2%, LOC Fleet Nat'l. Bank, VRDN (a)	3,300,000	3,300,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Peco Energy Co. Proj.) Series 1999 A, 2%, LOC Wachovia Bank NA, VRDN (a)	3,200,000	3,200,000
(RJI LP Proj.) Series 1992, 2.15%, LOC Nat'l. City Bank, VRDN (a)(b)	190,000	190,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 1.78% tender 2/11/05, CP mode (b)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 2.04%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,600,000	2,600,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Merck & Co. Proj.) Series 2000, 2.11%, VRDN (a)(b)	7,200,000	7,200,000
(York Wtr. Co. Proj.) Series B, 2.08% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	3,500,000	3,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Dodge-Regupol, Inc. Proj.) Series D4, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	200,000	200,000
Series 1996 A2, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 1996 A7, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	425,000	425,000
Series 1999 C4, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Series 2002 B6, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Series 2004 D2, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,900,000	2,900,000
Series 2004 D3, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,500,000	1,500,000
Series 2004 D6, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,800,000	2,800,000
Series 2004 E1, 2.01%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000,000	2,000,000
Series B3, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series B5, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 1,100,000	$ 1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Westrum Hanover, L.P. Proj.) 2.05%, VRDN (a)(b)	2,500,000	2,500,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Participating VRDN Series MT 47, 2.06%, LOC Lloyds TSB Bank PLC (a)(b)(c)	4,500,000	4,500,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 2.155% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Series B, 2.19% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Merlots 04 B15, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,100,000	3,100,000
Series MS 01 465, 2.03% (Liquidity Facility Morgan Stanley) (a)(c)	6,995,000	6,995,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 C, 1.93%, LOC Sallie Mae, VRDN (a)(b)	17,800,000	17,800,000
Series 1997 A, 2.05% (AMBAC Insured), VRDN (a)(b)	2,900,000	2,900,000
Series 1999 A, 2.01% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Series 2000 A, 2.05% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Series 2001 B, 2.05% (FSA Insured), VRDN (a)(b)	800,000	800,000
Series 2002 B, 2.05% (FSA Insured), VRDN (a)(b)	2,800,000	2,800,000
Series A, 2.05% (FSA Insured), VRDN (a)(b)	5,600,000	5,600,000
Series A1, 2.05% (AMBAC Insured), VRDN (a)(b)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. Health Svcs. Rev. Bonds Series 1996 A, 6% 1/1/05	1,000,000	1,000,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.05%, LOC Lloyds TSB Bank PLC (a)(c)	3,290,000	3,290,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Mount Aloysius College Proj.) Series L3, 2.03%, LOC Allied Irish Banks PLC, VRDN (a)	2,600,000	2,600,000
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2004 81A, 1.25% 4/1/05 (b)	510,000	510,000
Participating VRDN:
Series PA 1235, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,280,000	2,280,000
Series PA 930, 2.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,995,000	5,995,000
Series PT 2068, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,820,000	1,820,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy.: - continued
Participating VRDN:
Series PT 2190, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 5,440,000	$ 5,440,000
Series PT 890, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,795,000	1,795,000
Series 2004 82B, 2.03% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	23,175,000	23,175,000
Series 86 C, 1.99% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	3,300,000	3,300,000
Pennsylvania Pub. School Bldg. Auth. School Rev.:
Bonds Series Merlots 03 A42, 1.8%, tender 7/28/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	2,895,000	2,895,000
Participating VRDN Series MS 958, 2.03% (Liquidity Facility Morgan Stanley) (a)(c)	3,100,000	3,100,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN:
Series PT 2467, 2.01% (Liquidity Facility WestLB AG) (a)(c)	3,300,000	3,300,000
Series ROC II R1005, 2.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,470,000	2,470,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 2.04%, tender 1/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	3,100,000	3,100,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 2.08% (Liquidity Facility Societe Generale) (a)(b)(c)	2,600,000	2,600,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series LB 04 L17, 2.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,385,000	3,385,000
Series PA 882, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,200,000	2,200,000
Series Putters 217, 2.04% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,715,000	7,715,000
Philadelphia Gas Works Rev. Participating VRDN:
Series 1998 104, 2.03% (Liquidity Facility Morgan Stanley) (a)(c)	2,195,000	2,195,000
Series MS 906, 2.03% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Philadelphia Gen. Oblig. TRAN 3% 6/30/05	5,000,000	5,031,815
Philadelphia School District TRAN 3% 6/30/05	6,000,000	6,040,469
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.1%, tender 3/31/05 (Liquidity Facility Morgan Stanley) (a)(c)(d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 3,100,000	$ 3,100,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 2.25%, LOC Dexia Cr. Local de France, VRDN (a)(b)	6,400,000	6,400,000
Schuylkill County Indl. Dev. Auth. Rev. (Metal Sales Manufacturing Corp.) Series 1995, 2.13%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	150,000	150,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Participating VRDN Series Merlots 02 A18, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,875,000	2,875,000
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 B:
1.76% tender 1/14/05, LOC Dexia Cr. Local de France, CP mode (b)	5,000,000	5,000,000
1.9% tender 1/21/05, LOC Dexia Cr. Local de France, CP mode (b)	3,200,000	3,200,000
Series 1993, 1.83% tender 1/13/05, LOC Dexia Cr. Local de France, CP mode (b)	3,100,000	3,100,000
		320,096,620
TOTAL INVESTMENT PORTFOLIO - 97.5%		323,596,620
NET OTHER ASSETS - 2.5%		8,239,000
NET ASSETS - 100%		$ 331,835,620
Total Cost for Federal Income Tax Purposes $ 323,596,620
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,895,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Pub. School Bldg. Auth. School Rev. Bonds Series Merlots 03 A42, 1.8%, tender 7/28/05 (Liquidity Facility Wachovia Bank NA)	9/18/03	$ 2,895,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.1%, tender 3/31/05 (Liquidity Facility Morgan Stanley)	4/2/03	$ 2,000,000
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $23,000 all of which will expire on December 31, 2012.

During the fiscal year ended December 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 59.76% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (cost $323,596,620) - See accompanying schedule		$ 323,596,620
Cash		7,763,321
Receivable for investments sold		353
Receivable for fund shares sold		1,820,969
Interest receivable		1,317,740
Other receivables		15,850
Total assets		334,514,853

Liabilities
Payable for fund shares redeemed	$ 2,495,528
Distributions payable	43,930
Accrued management fee	138,272
Other affiliated payables	1,503
Total liabilities		2,679,233

Net Assets		$ 331,835,620
Net Assets consist of:
Paid in capital		$ 331,818,568
Undistributed net investment income		40,289
Accumulated undistributed net realized gain (loss) on investments		(23,237)
Net Assets, for 331,861,386 shares outstanding		$ 331,835,620
Net Asset Value, offering price and redemption price per share ($331,835,620 ÷ 331,861,386 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2004

Investment Income
Interest		$ 3,973,167

Expenses
Management fee	$ 1,541,124
Non-interested trustees' compensation	1,715
Total expenses before reductions	1,542,839
Expense reductions	(46,883)	1,495,956
Net investment income		2,477,211
Net realized gain (loss) on investment securities		(23,237)
Net increase in net assets resulting from operations		$ 2,453,974

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,477,211	$ 1,887,328
Net realized gain (loss)	(23,237)	34,964
Net increase in net assets resulting from operations	2,453,974	1,922,292
Distributions to shareholders from net investment income	(2,515,303)	(1,887,328)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	592,486,036	400,930,209
Reinvestment of distributions	2,473,422	1,808,695
Cost of shares redeemed	(557,374,245)	(386,784,374)
Net increase (decrease) in net assets and shares resulting from share transactions	37,585,213	15,954,530
Total increase (decrease) in net assets	37,523,884	15,989,494

Net Assets
Beginning of period	294,311,736	278,322,242
End of period (including undistributed net investment income of $40,289 and $0, respectively)	$ 331,835,620	$ 294,311,736

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.006	.011	.025	.037
Distributions from net investment income	(.008)	(.006)	(.011)	(.025)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.81%	.65%	1.09%	2.50% B	3.80% B
Ratios to Average Net Assets C
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.48%	.49%	.46%	.47%	.50%
Net investment income	.80%	.66%	1.09%	2.45%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,836	$ 294,312	$ 278,322	$ 240,705	$ 213,847

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Pennsylvania. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 16,609,558
Unrealized depreciation	(66,962)
Net unrealized appreciation (depreciation)	16,542,596

Cost for federal income tax purposes	$ 274,513,426

The tax character of distributions paid for the income fund was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt Income	$ 11,909,386	$ 12,386,124
Ordinary Income	9,602	54,127
Long-term Capital Gains	1,271,017	2,622,079
Total	$ 13,190,005	$ 15,062,330

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $45,005,402 and $40,902,364, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was.38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period,

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Pennsylvania Municipal Income Fund	.07%	|

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Pennsylvania Municipal Money Market Fund	$ 64,934

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Pennsylvania Municipal Income Fund	$ 5,374	$ 25,520

In addition, through an arrangement with the money market fund's custodian and transfer agent, $46,883 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Pennsylvania Municipal Money Market (2001) and Spartan Pennsylvania Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust (2002) and Fidelity Municipal Trust II (2001). Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997 or 2000

Vice President of Pennsylvania Municipal Money Market (2000) and Spartan Pennsylvania Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of Spartan Pennsylvania Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Pennsylvania Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Mark Sommer (44)

Year of Election or Appointment: 2004

Vice President of Spartan Pennsylvania Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Michael Widrig (41)

Year of Election or Appointment: 2004

Vice President of Pennsylvania Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), of Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Spartan Pennsylvania Municipal Income Fund

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004 The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

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Managing Your Investments

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* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

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Item 2. Code of Ethics

As of the end of the period, December 31, 2004, Fidelity Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Michigan Municipal Money Market Fund, Fidelity Ohio Municipal Money Market Fund, and Fidelity Pennsylvania Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Michigan Municipal Money Market Fund	$31,000	$39,000
Fidelity Ohio Municipal Money Market Fund	$30,000	$39,000
Fidelity Pennsylvania Municipal Money Market Fund	$29,000	$38,000
All funds in the Fidelity Group of Funds audited by PwC	$10,800,000	$10,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Fidelity Michigan Municipal Money Market Fund	$0	$0
Fidelity Ohio Municipal Money Market Fund	$0	$0
Fidelity Pennsylvania Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Fidelity Michigan Municipal Money Market Fund	$1,600	$1,500
Fidelity Ohio Municipal Money Market Fund	$1,600	$1,500
Fidelity Pennsylvania Municipal Money Market Fund	$1,600	$1,500
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Fidelity Michigan Municipal Money Market Fund	$1,500	$1,500
Fidelity Ohio Municipal Money Market Fund	$1,600	$1,500
Fidelity Pennsylvania Municipal Money Market Fund	$1,300	$1,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$490,000	$190,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Michigan Municipal Money Market Fund	0%
Fidelity Ohio Municipal Money Market Fund	0%
Fidelity Pennsylvania Municipal Money Market Fund	0%

(g) For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by PwC of $2,650,000A and $1,900,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$500,000	$250,000
Non-Covered Services	$2,150,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 22, 2005